ANNUAL REPORT
PHOENIX LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2017

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares		SA Wellington Multi-Asset Income Portfolio – Class 1		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
Assets:
Investments at fair value	$ 7,181,933		$ 1,876,973		$ 3,657,009		$ 32,546,451
Total assets	$ 7,181,933		$ 1,876,973		$ 3,657,009		$ 32,546,451
Total net assets	$ 7,181,933		$ 1,876,973		$ 3,657,009		$ 32,546,451
Units outstanding	2,925,974		21,985		1,408,869		10,730,982
Investment shares held	86,906		230,586		31,126		1,466,717
Investments at cost	$ 5,096,952		$ 2,053,570		$ 2,763,096		$ 22,980,823
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.66	84,064	$ -	-	$ 2.73	64,618	$ 3.29	2,127,317
Estate Edge® Unit value (years 1-15)	$ 2.29	101,651	$ -	-	$ 2.53	753	$ 2.89	274,171
Unit value (years 16+)	$ 2.38	819,246	$ -	-	$ 2.62	352,066	$ 3.00	2,901,623
Estate Strategies	$ -	-	$ -	-	$ 2.63	92,920	$ 3.08	44,520
Executive Benefit VUL	$ -	-	$ -	-	$ -	-	$ 3.29	203,685
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.36	653,449	$ -	-	$ 2.53	478,859	$ 2.89	2,820,422
Unit value (years 16+)	$ 2.45	1,224,317	$ -	-	$ 2.62	402,739	$ 3.00	2,151,026
ICAP+	$ -	-	$ 85.30	21,455	$ -	-	$ -	-
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 2.73	3,559	$ 2.22	10,074
The Phoenix Edge®	$ -	-	$ -	-	$ 2.60	11,363	$ 3.03	139,589
The Phoenix Edge® – SPVL	$ 3.52	43,247	$ -	-	$ 2.73	1,992	$ 3.29	58,555
RSVP Variable Life	$ -	-	$ 88.28	530	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
Assets:
Investments at fair value	$ 1,612,929		$ 14,316,869		$ 23,294,126		$ 5,858,579
Total assets	$ 1,612,929		$ 14,316,869		$ 23,294,126		$ 5,858,579
Total net assets	$ 1,612,929		$ 14,316,869		$ 23,294,126		$ 5,858,579
Units outstanding	670,615		7,717,309		24,009,948		2,130,661
Investment shares held	88,186		1,334,284		23,294,126		859,029
Investments at cost	$ 1,270,410		$ 14,899,289		$ 23,294,126		$ 6,111,761
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.52	54,095	$ 1.92	209,141	$ 1.00	382,374	$ 3.30	93,263
Estate Edge® Unit value (years 1-15)	$ 2.33	267	$ 1.80	234,876	$ 0.94	743,969	$ 2.64	162,343
Unit value (years 16+)	$ 2.42	270,199	$ 1.87	1,498,772	$ 0.98	8,285,711	$ 2.74	475,363
Estate Strategies	$ -	-	$ 1.70	11,668	$ 0.97	4,870	$ 3.08	767
Executive Benefit VUL	$ -	-	$ 1.81	52,243	$ 1.00	1,088,169	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.33	192,506	$ 1.82	2,755,476	$ 0.94	5,006,123	$ 2.64	563,196
Unit value (years 16+)	$ 2.42	138,441	$ 1.89	2,532,301	$ 0.98	7,905,138	$ 2.74	691,436
Phoenix Benefit Choice VULSM	$ -	-	$ 1.36	17,728	$ 1.00	5,539	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 1.00	5,159	$ 2.11	3,100
The Phoenix Edge®	$ 2.40	12,271	$ 1.69	27,750	$ 0.96	43,035	$ 2.82	29,576
The Phoenix Edge® – SPVL	$ 2.52	2,836	$ 1.86	377,354	$ 1.00	539,861	$ 3.13	111,617
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
Assets:
Investments at fair value	$ 37,961,143		$ 9,951,607		$ 12,019,104		$ 9,114,244
Total assets	$ 37,961,143		$ 9,951,607		$ 12,019,104		$ 9,114,244
Total net assets	$ 37,961,143		$ 9,951,607		$ 12,019,104		$ 9,114,244
Units outstanding	12,430,764		4,580,024		6,514,983		5,900,039
Investment shares held	1,005,061		276,280		162,949		719,925
Investments at cost	$ 28,852,437		$ 5,716,527		$ 7,800,540		$ 9,234,982
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.79	468,557	$ 3.16	56,698	$ 2.30	158,589	$ 1.60	473,543
Estate Edge® Unit value (years 1-15)	$ 2.90	480,060	$ 2.11	112,003	$ 1.74	290,210	$ 1.47	71,388
Unit value (years 16+)	$ 3.01	2,536,886	$ 2.19	371,434	$ 1.81	1,449,061	$ 1.52	1,217,711
Estate Strategies	$ 3.74	43,751	$ -	-	$ 2.52	60,975	$ -	-
Executive Benefit VUL	$ 4.02	170,095	$ -	-	$ -	-	$ 1.60	1,988,445
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.94	3,804,293	$ 2.11	2,998,457	$ 1.79	1,950,310	$ 1.47	1,253,600
Unit value (years 16+)	$ 3.05	4,716,592	$ 2.19	919,825	$ 1.85	2,458,604	$ 1.52	767,890
Phoenix Benefit Choice VULSM	$ 2.04	22,445	$ 2.25	9,211	$ 2.16	1,599	$ 1.55	13,193
Phoenix Joint Edge® VUL	$ 2.36	4,408	$ 2.66	6,153	$ -	-	$ 1.55	4,442
The Phoenix Edge®	$ 3.47	69,626	$ 2.60	10,594	$ 2.20	31,461	$ 1.52	34,996
The Phoenix Edge® – SPVL	$ 4.00	114,051	$ 3.16	95,649	$ 2.32	114,174	$ 1.60	74,831
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares
Assets:
Investments at fair value	$ 4,321,154		$ 15,465,759		$ 207,679		$ 6,110,059
Total assets	$ 4,321,154		$ 15,465,759		$ 207,679		$ 6,110,059
Total net assets	$ 4,321,154		$ 15,465,759		$ 207,679		$ 6,110,059
Units outstanding	2,329,131		4,954,491		98,760		3,074,158
Investment shares held	267,233		759,615		11,807		97,031
Investments at cost	$ 4,209,005		$ 13,807,760		$ 143,222		$ 4,294,307
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.00	13,631	$ 2.71	366,038	$ -	-	$ 2.05	100,351
Estate Edge® Unit value (years 1-15)	$ 1.82	79,378	$ 3.14	108,103	$ -	-	$ 1.95	243,560
Unit value (years 16+)	$ 1.89	549,455	$ 3.26	1,169,442	$ 2.14	2,561	$ 2.02	362,917
Estate Strategies	$ -	-	$ -	-	$ -	-	$ 2.00	66,617
Executive Benefit VUL	$ -	-	$ 2.71	70,730	$ -	-	$ 2.05	212,534
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.82	1,022,976	$ 3.10	1,415,075	$ 2.06	51,250	$ 1.95	1,382,957
Unit value (years 16+)	$ 1.89	560,421	$ 3.21	1,588,721	$ 2.14	40,385	$ 2.02	631,483
Phoenix Benefit Choice VULSM	$ 1.73	2,219	$ 1.64	2,265	$ -	-	$ 2.05	839
Phoenix Joint Edge® VUL	$ 1.84	23,812	$ 1.92	20,430	$ -	-	$ -	-
The Phoenix Edge®	$ 1.88	43,233	$ 2.95	14,067	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.00	34,006	$ 2.80	199,620	$ 2.31	4,564	$ 2.05	72,900
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Assets:
Investments at fair value	$ 1,234,739		$ 2,048,448		$ 2,172,205		$ 940,396
Total assets	$ 1,234,739		$ 2,048,448		$ 2,172,205		$ 940,396
Total net assets	$ 1,234,739		$ 2,048,448		$ 2,172,205		$ 940,396
Units outstanding	605,489		988,346		951,022		368,577
Investment shares held	33,626		108,097		150,743		112,893
Investments at cost	$ 1,033,659		$ 1,847,684		$ 2,054,289		$ 1,201,693
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.18	51,302	$ 2.21	31,228	$ 2.48	26,456	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.98	51,010	$ 2.02	665	$ 2.23	80,151	$ 2.49	21,197
Unit value (years 16+)	$ 2.06	78,806	$ 2.09	361,400	$ 2.32	251,654	$ 2.59	162,246
Estate Strategies	$ -	-	$ -	-	$ 2.35	3,531	$ 2.63	807
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.98	199,360	$ 2.02	315,809	$ 2.23	364,256	$ 2.49	138,598
Unit value (years 16+)	$ 2.06	206,043	$ 2.09	265,169	$ 2.32	203,464	$ 2.59	39,137
The Phoenix Edge®	$ -	-	$ 2.09	10,247	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.18	18,968	$ 2.21	3,828	$ 2.48	21,510	$ 2.76	6,592
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 3,384,169		$ 13,059,382		$ 5,523,738		$ 2,867,435
Total assets	$ 3,384,169		$ 13,059,382		$ 5,523,738		$ 2,867,435
Total net assets	$ 3,384,169		$ 13,059,382		$ 5,523,738		$ 2,867,435
Units outstanding	1,530,845		6,235,809		2,622,355		1,636,957
Investment shares held	273,358		351,531		225,367		222,110
Investments at cost	$ 3,268,138		$ 10,615,147		$ 5,038,056		$ 2,374,752
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.38	109,368	$ 2.26	329,237	$ 2.27	124,422	$ 1.82	119,274
Estate Edge® Unit value (years 1-15)	$ 2.15	115,193	$ 2.04	299,028	$ 2.05	122,860	$ -	-
Unit value (years 16+)	$ 2.23	373,754	$ 2.12	915,899	$ 2.13	781,937	$ 1.78	404,095
Estate Strategies	$ 2.26	11,119	$ 2.15	10,008	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.15	467,914	$ 2.04	2,879,799	$ 2.05	972,537	$ 1.72	800,883
Unit value (years 16+)	$ 2.23	429,173	$ 2.12	1,521,811	$ 2.13	522,621	$ 1.78	303,399
Phoenix Benefit Choice VULSM	$ 2.00	9,178	$ 1.77	14,721	$ 1.85	909	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 2.19	1,530	$ -	-
The Phoenix Edge®	$ -	-	$ 2.12	20,539	$ 2.13	4,147	$ -	-
The Phoenix Edge® – SPVL	$ 2.38	15,146	$ 2.26	244,767	$ 2.27	91,392	$ 1.82	9,306
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class
Assets:
Investments at fair value	$ 7,278,020		$ 7,101,096		$ 2,995,807		$ 3,382,876
Total assets	$ 7,278,020		$ 7,101,096		$ 2,995,807		$ 3,382,876
Total net assets	$ 7,278,020		$ 7,101,096		$ 2,995,807		$ 3,382,876
Units outstanding	4,766,821		4,264,551		2,198,864		1,568,205
Investment shares held	638,423		593,737		277,390		212,093
Investments at cost	$ 6,800,014		$ 6,139,429		$ 3,019,834		$ 3,732,301
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 1.73	178,135	$ 1.41	28,001	$ 2.33	6,748
Estate Edge® Unit value (years 1-15)	$ 1.50	25,283	$ 1.64	182,139	$ 1.33	89,739	$ 2.13	67,565
Unit value (years 16+)	$ 1.55	1,719,632	$ 1.70	845,332	$ 1.38	334,811	$ 2.21	106,511
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.50	2,153,992	$ 1.64	2,165,081	$ 1.33	713,097	$ 2.13	1,084,594
Unit value (years 16+)	$ 1.55	839,648	$ 1.70	880,557	$ 1.38	1,012,170	$ 2.21	160,428
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ -	-	$ 2.08	6,554
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ -	-	$ 2.27	7,149
The Phoenix Edge® – SPVL	$ 1.58	28,266	$ 1.73	13,307	$ 1.41	21,046	$ 2.33	128,656
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA- Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Assets:
Investments at fair value	$ 354,193		$ 1,738,600		$ 2,427,328		$ 3,708,260
Total assets	$ 354,193		$ 1,738,600		$ 2,427,328		$ 3,708,260
Total net assets	$ 354,193		$ 1,738,600		$ 2,427,328		$ 3,708,260
Units outstanding	284,441		864,399		1,170,719		1,700,165
Investment shares held	13,744		31,674		51,777		145,880
Investments at cost	$ 302,612		$ 1,595,290		$ 1,950,249		$ 2,918,002
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 2.13	1,268	$ 2.21	50,918	$ 2.35	2,317
Estate Edge® Unit value (years 1-15)	$ -	-	$ 1.94	987	$ 2.02	4,238	$ 2.14	48,409
Unit value (years 16+)	$ 1.25	58,273	$ 2.01	458,631	$ 2.09	292,710	$ 2.22	350,245
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.24	154,399	$ 1.94	164,256	$ 2.02	374,791	$ 2.14	937,385
Unit value (years 16+)	$ 1.25	62,973	$ 2.01	125,403	$ 2.09	416,186	$ 2.22	318,128
Phoenix Benefit Choice VULSM	$ 1.26	1,452	$ -	-	$ -	-	$ 2.36	5,568
Phoenix Joint Edge® VUL	$ 1.26	2,852	$ -	-	$ -	-	$ 2.64	2,777
The Phoenix Edge®	$ -	-	$ -	-	$ 2.09	31,876	$ 2.22	314
The Phoenix Edge® – SPVL	$ 1.26	4,492	$ 2.13	113,854	$ -	-	$ 2.35	35,022
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
Assets:
Investments at fair value	$ 1,989,811		$ 2,166,029		$ 6,458,730		$ 23,280
Total assets	$ 1,989,811		$ 2,166,029		$ 6,458,730		$ 23,280
Total net assets	$ 1,989,811		$ 2,166,029		$ 6,458,730		$ 23,280
Units outstanding	3,134,461		1,435,616		3,779,044		75,432
Investment shares held	274,836		174,399		590,378		246
Investments at cost	$ 3,837,105		$ 2,222,271		$ 6,412,128		$ 55,508
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 0.69	38,519	$ 1.61	27,379	$ 1.82	169,913	$ 0.33	16,576
Estate Edge® Unit value (years 1-15)	$ 0.63	58,157	$ 1.46	1,517	$ 1.66	97,281	$ -	-
Unit value (years 16+)	$ 0.65	681,989	$ 1.52	768,958	$ 1.72	1,365,784	$ 0.31	13,179
Executive Benefit VUL	$ -	-	$ -	-	$ 1.82	26,082	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 0.63	1,794,290	$ 1.46	273,512	$ 1.66	919,714	$ 0.30	23,854
Unit value (years 16+)	$ 0.65	464,849	$ 1.52	355,018	$ 1.72	1,114,132	$ 0.31	21,823
Phoenix Benefit Choice VULSM	$ 0.60	12,202	$ 1.44	9,232	$ 1.63	3,687	$ -	-
Phoenix Joint Edge® VUL	$ 0.49	11,646	$ -	-	$ -	-	$ -	-
The Phoenix Edge®	$ 0.65	39,715	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 0.69	33,094	$ -	-	$ 1.82	82,451	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Rydex VT Nova Fund		SA Wellington Capital Appreciation Portfolio – Class 1		SA Wellington Government and Quality Bond Portfolio – Class 1		SA Wellington Growth and Income Portfolio – Class 1
Assets:
Investments at fair value	$ 171,514		$ 3,917,698		$ 325,570		$ 458,457
Total assets	$ 171,514		$ 3,917,698		$ 325,570		$ 458,457
Total net assets	$ 171,514		$ 3,917,698		$ 325,570		$ 458,457
Units outstanding	45,319		12,021		5,146		4,992
Investment shares held	1,518		83,783		21,647		30,381
Investments at cost	$ 75,723		$ 2,924,550		$ 316,135		$ 381,106
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 3.74	32,352	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 3.88	12,967	$ -	-	$ -	-	$ -	-
ICAP+	$ -	-	$ 325.46	11,712	$ 63.35	5,126	$ 91.72	4,566
RSVP Variable Life	$ -	-	$ 342.52	309	$ 42.93	20	$ 93.20	426
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	SA Wellington Growth Portfolio – Class 1		SA BlackRock Multi-Asset Income Portfolio – Class 1		SA Wellington Natural Resources Portfolio – Class 1		Templeton Developing Markets VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,890,421		$ 1,371,467		$ 231,723		$ 4,730,588
Total assets	$ 1,890,421		$ 1,371,467		$ 231,723		$ 4,730,588
Total net assets	$ 1,890,421		$ 1,371,467		$ 231,723		$ 4,730,588
Units outstanding	9,309		20,353		2,553		1,203,881
Investment shares held	60,766		210,671		11,282		462,423
Investments at cost	$ 1,624,026		$ 2,053,003		$ 257,589		$ 4,277,404
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ -	-	$ -	-	$ 4.12	54,782
Estate Edge® Unit value (years 1-15)	$ -	-	$ -	-	$ -	-	$ 3.84	11,393
Unit value (years 16+)	$ -	-	$ -	-	$ -	-	$ 3.98	417,664
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ -	-	$ -	-	$ -	-	$ 3.83	346,475
Unit value (years 16+)	$ -	-	$ -	-	$ -	-	$ 3.98	345,048
ICAP+	$ 205.12	9,042	$ 67.42	19,559	$ 91.52	2,218	$ -	-
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ -	-	$ 1.11	5,845
The Phoenix Edge®	$ -	-	$ -	-	$ -	-	$ 3.91	15,031
The Phoenix Edge® – SPVL	$ -	-	$ -	-	$ -	-	$ 4.12	7,643
RSVP Variable Life	$ 133.81	267	$ 66.57	794	$ 85.80	335	$ -	-
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2		Touchstone Balanced Fund		Touchstone Bond Fund
Assets:
Investments at fair value	$ 8,858,642		$ 8,511,338		$ 897,681		$ 1,458,346
Total assets	$ 8,858,642		$ 8,511,338		$ 897,681		$ 1,458,346
Total net assets	$ 8,858,642		$ 8,511,338		$ 897,681		$ 1,458,346
Units outstanding	4,187,368		3,040,345		496,197		1,012,862
Investment shares held	572,634		532,958		60,450		151,911
Investments at cost	$ 8,135,137		$ 6,804,941		$ 781,666		$ 1,524,523
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.08	176,042	$ 2.38	139,456	$ -	-	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.98	210,947	$ 2.85	64,826	$ 1.77	1,752	$ 1.42	14,519
Unit value (years 16+)	$ 2.06	1,382,269	$ 2.96	476,447	$ 1.84	51,704	$ 1.47	104,969
Estate Strategies	$ 2.03	9,908	$ 2.22	2,653	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.13	1,094,331	$ 2.79	1,011,377	$ 1.77	231,554	$ 1.42	626,222
Unit value (years 16+)	$ 2.21	1,247,704	$ 2.89	1,139,798	$ 1.84	211,187	$ 1.47	218,443
Phoenix Benefit Choice VULSM	$ 1.22	11,181	$ 1.42	4,892	$ -	-	$ 1.52	16,731
Phoenix Joint Edge® VUL	$ 1.38	4,944	$ 1.68	23,435	$ -	-	$ 1.50	4,460
The Phoenix Edge®	$ -	-	$ 2.19	7,206	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.08	50,042	$ 2.36	170,255	$ -	-	$ 1.54	27,518
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Touchstone Common Stock Fund		Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Assets:
Investments at fair value	$ 7,241,664		$ 3,343,137		$ 37,579,583		$ 20,349,840
Total assets	$ 7,241,664		$ 3,343,137		$ 37,579,583		$ 20,349,840
Total net assets	$ 7,241,664		$ 3,343,137		$ 37,579,583		$ 20,349,840
Units outstanding	3,279,424		1,412,553		8,767,818		2,335,648
Investment shares held	386,428		212,533		3,006,367		1,058,234
Investments at cost	$ 5,709,496		$ 2,869,259		$ 43,322,195		$ 23,557,321
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.35	55,545	$ 2.51	55,366	$ 2.10	325,750	$ 6.36	118,879
Estate Edge® Unit value (years 1-15)	$ 2.17	74,292	$ 2.31	17,384	$ 4.38	149,076	$ 8.88	61,307
Unit value (years 16+)	$ 2.25	634,360	$ 2.39	366,408	$ 4.55	1,480,894	$ 9.21	528,773
Estate Strategies	$ 2.26	60,244	$ -	-	$ 2.31	2,700	$ 5.56	32,896
Executive Benefit VUL	$ -	-	$ -	-	$ -	-	$ 5.94	40,502
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.17	1,749,260	$ 2.31	546,128	$ 4.38	4,454,001	$ 8.87	798,783
Unit value (years 16+)	$ 2.25	601,910	$ 2.39	398,710	$ 4.55	2,029,136	$ 9.21	676,838
Phoenix Benefit Choice VULSM	$ 2.33	16,449	$ 2.49	1,897	$ 1.16	41,700	$ 1.95	15,213
Phoenix Joint Edge® VUL	$ 2.48	12,980	$ 2.75	1,750	$ 1.24	17,559	$ 2.11	4,860
The Phoenix Edge®	$ -	-	$ -	-	$ 4.77	45,946	$ 9.48	10,417
The Phoenix Edge® – SPVL	$ 2.35	74,384	$ 2.51	24,910	$ 2.02	221,056	$ 6.27	47,180
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Assets:
Investments at fair value	$ 118,454,967		$ 39,981,351		$ 30,890,095		$ 28,881,089
Total assets	$ 118,454,967		$ 39,981,351		$ 30,890,095		$ 28,881,089
Total net assets	$ 118,454,967		$ 39,981,351		$ 30,890,095		$ 28,881,089
Units outstanding	15,263,877		6,584,941		6,676,003		4,805,258
Investment shares held	3,772,451		1,395,023		1,779,383		3,092,194
Investments at cost	$ 70,905,143		$ 26,605,967		$ 26,877,088		$ 29,137,479
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.12	262,840	$ 6.68	140,343	$ 4.59	218,683	$ 2.91	346,593
Estate Edge® Unit value (years 1-15)	$ 7.85	66,793	$ 5.90	166,477	$ 4.29	321,239	$ 6.34	123,259
Unit value (years 16+)	$ 8.15	1,550,528	$ 6.13	1,558,054	$ 4.46	1,505,414	$ 6.57	1,270,705
Estate Strategies	$ -	-	$ 6.28	21,183	$ 4.23	30,181	$ 2.73	10,592
Executive Benefit VUL	$ -	-	$ -	-	$ 4.52	65,367	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 7.86	8,010,854	$ 5.90	1,723,818	$ 4.65	2,183,617	$ 6.33	1,495,315
Unit value (years 16+)	$ 8.15	4,925,687	$ 6.13	2,930,925	$ 4.82	2,145,736	$ 6.57	1,183,450
Phoenix Benefit Choice VULSM	$ 2.08	8,032	$ 2.63	9,456	$ 2.12	20,184	$ 1.87	12,841
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 2.40	3,364	$ 1.90	9,984
The Phoenix Edge®	$ 8.61	137,221	$ 6.18	1,541	$ 4.16	5,162	$ 7.51	76,675
The Phoenix Edge® – SPVL	$ 1.45	301,922	$ 6.68	33,144	$ 4.52	177,056	$ 3.04	275,844
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares		Wanger International		Wanger Select
Assets:
Investments at fair value	$ 50,993,745		$ 35,974,485		$ 28,117,684		$ 9,464,292
Total assets	$ 50,993,745		$ 35,974,485		$ 28,117,684		$ 9,464,292
Total net assets	$ 50,993,745		$ 35,974,485		$ 28,117,684		$ 9,464,292
Units outstanding	18,902,989		4,582,933		4,185,938		1,696,676
Investment shares held	4,249,479		2,850,593		911,728		454,141
Investments at cost	$ 58,168,630		$ 39,138,915		$ 24,336,894		$ 9,512,626
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.48	657,149	$ 2.48	29,019	$ 3.95	77,641	$ 4.73	151,742
Estate Edge® Unit value (years 1-15)	$ 2.55	315,288	$ 7.90	30,085	$ 6.72	39,018	$ 4.94	65,675
Unit value (years 16+)	$ 2.65	5,334,741	$ 8.20	686,503	$ 6.97	668,242	$ 5.13	344,714
Estate Strategies	$ 2.32	11,057	$ 2.29	237	$ 4.20	512	$ 4.43	7,071
Executive Benefit VUL	$ -	-	$ 2.48	58,603	$ 4.49	44,652	$ 4.92	207,241
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.67	4,375,286	$ 7.90	2,628,998	$ 6.72	1,587,346	$ 6.22	365,699
Unit value (years 16+)	$ 2.77	7,923,550	$ 8.20	969,887	$ 6.98	1,627,106	$ 6.46	423,139
Phoenix Benefit Choice VULSM	$ -	-	$ 1.77	14,487	$ 1.60	10,316	$ -	-
Phoenix Joint Edge® VUL	$ 2.10	5,076	$ -	-	$ 1.91	2,857	$ 2.36	1,539
The Phoenix Edge®	$ 2.62	33,003	$ 8.72	116,585	$ 7.15	40,167	$ 4.36	62,616
The Phoenix Edge® – SPVL	$ 2.73	247,839	$ 2.46	48,529	$ 4.09	88,081	$ 4.74	67,240
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2017
(Continued)
	Wanger USA
Assets:
Investments at fair value	$ 41,434,431
Total assets	$ 41,434,431
Total net assets	$ 41,434,431
Units outstanding	6,234,621
Investment shares held	1,549,530
Investments at cost	$ 43,759,206
	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 4.89	98,054
Estate Edge® Unit value (years 1-15)	$ 6.53	37,677
Unit value (years 16+)	$ 6.78	1,093,338
Estate Strategies	$ 3.94	538
Executive Benefit VUL	$ 4.21	34,259
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 6.54	1,659,151
Unit value (years 16+)	$ 6.78	3,094,455
Phoenix Benefit Choice VULSM	$ 2.35	2,030
The Phoenix Edge®	$ 6.85	134,142
The Phoenix Edge® – SPVL	$ 4.87	80,977
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares	SA Wellington Multi-Asset Income Portfolio Portfolio – Class 1	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	Deutsche Equity 500 Index VIP – Class A
Income:
Dividends	$ 11,052	$ 4,833	$ 25,164	$ 548,663
Expenses:
Mortality and expense fees	27,312	4,624	16,546	119,325
Administrative fees	-	3,484	-	-
Net investment income (loss)	(16,260)	(3,275)	8,618	429,338
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	844,267	3,782	263,798	1,462,276
Realized gain distributions	429,732	-	136,470	1,541,299
Realized gain (loss)	1,273,999	3,782	400,268	3,003,575
Change in unrealized appreciation (depreciation) during the year	517,010	258,971	98,946	2,461,368
Net increase (decrease) in net assets from operations	$ 1,774,749	$ 259,478	$ 507,832	$ 5,894,281

	Deutsche Small Cap Index VIP – Class A	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares
Income:
Dividends	$ 17,104	$ 357,617	$ 75,994	$ 407,908
Expenses:
Mortality and expense fees	7,430	70,269	98,078	26,602
Administrative fees	-	-	-	-
Net investment income (loss)	9,674	287,348	(22,084)	381,306
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	103,272	(171,262)	-	(80,673)
Realized gain distributions	66,230	-	-	-
Realized gain (loss)	169,502	(171,262)	-	(80,673)
Change in unrealized appreciation (depreciation) during the year	42,125	97,269	-	80,985
Net increase (decrease) in net assets from operations	$ 221,301	$ 213,355	$ (22,084)	$ 381,618

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class
Income:
Dividends	$ 325,493	$ 18,546	$ 13,954	$ 221,627
Expenses:
Mortality and expense fees	158,687	57,826	50,356	26,298
Administrative fees	-	-	-	-
Net investment income (loss)	166,806	(39,280)	(36,402)	195,329
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	1,074,301	427,097	899,341	13,413
Realized gain distributions	1,925,235	1,219,927	798,429	39,291
Realized gain (loss)	2,999,536	1,647,024	1,697,770	52,704
Change in unrealized appreciation (depreciation) during the year	3,807,747	1,074,203	1,554,028	99,212
Net increase (decrease) in net assets from operations	$ 6,974,089	$ 2,681,947	$ 3,215,396	$ 347,245

	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares
Income:
Dividends	$ 175,275	$ 348,999	$ 742	$ 4,742
Expenses:
Mortality and expense fees	22,897	68,074	1,165	30,898
Administrative fees	-	-	-	-
Net investment income (loss)	152,378	280,925	(423)	(26,156)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(40,101)	575,812	20,098	222,307
Realized gain distributions	-	632,903	-	462,461
Realized gain (loss)	(40,101)	1,208,715	20,098	684,768
Change in unrealized appreciation (depreciation) during the year	256,611	(259,054)	7,914	694,222
Net increase (decrease) in net assets from operations	$ 368,888	$ 1,230,586	$ 27,589	$ 1,352,834

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Income:
Dividends	$ 12,338	$ 26,221	$ 11,158	$ 3,148
Expenses:
Mortality and expense fees	5,647	7,945	10,849	4,603
Administrative fees	-	-	-	-
Net investment income (loss)	6,691	18,276	309	(1,455)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	54,477	83,874	13,244	(120,646)
Realized gain distributions	61,803	32,749	43,205	85,409
Realized gain (loss)	116,280	116,623	56,449	(35,237)
Change in unrealized appreciation (depreciation) during the year	20,311	47,619	223,135	148,023
Net increase (decrease) in net assets from operations	$ 143,282	$ 182,518	$ 279,893	$ 111,331

	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 138,288	$ 168,419	$ 33,235	$ 32,410
Expenses:
Mortality and expense fees	15,600	66,244	26,825	14,382
Administrative fees	-	-	-	-
Net investment income (loss)	122,688	102,175	6,410	18,028
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	33,159	432,597	105,208	135,625
Realized gain distributions	32,578	1,243,350	533,847	159,330
Realized gain (loss)	65,737	1,675,947	639,055	294,955
Change in unrealized appreciation (depreciation) during the year	96,762	(249,900)	(305,062)	166,762
Net increase (decrease) in net assets from operations	$ 285,187	$ 1,528,222	$ 340,403	$ 479,745

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class
Income:
Dividends	$ 114,030	$ 89,474	$ 50,560	$ 8,710
Expenses:
Mortality and expense fees	35,000	35,383	16,205	19,770
Administrative fees	-	-	-	-
Net investment income (loss)	79,030	54,091	34,355	(11,060)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	56,983	36,141	38,229	22,358
Realized gain distributions	430,486	348,753	133,883	390,490
Realized gain (loss)	487,469	384,894	172,112	412,848
Change in unrealized appreciation (depreciation) during the year	246,586	528,370	88,590	275,116
Net increase (decrease) in net assets from operations	$ 813,085	$ 967,355	$ 295,057	$ 676,904

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	Oppenheimer Capital Appreciation Fund/VA –Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
Income:
Dividends	$ -	$ 149	$ 14,326	$ 23,326
Expenses:
Mortality and expense fees	1,869	5,843	8,668	20,561
Administrative fees	-	-	-	-
Net investment income (loss)	(1,869)	(5,694)	5,658	2,765
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	5,489	31,787	30,273	62,717
Realized gain distributions	7,305	148,620	-	194,532
Realized gain (loss)	12,794	180,407	30,273	257,249
Change in unrealized appreciation (depreciation) during the year	60,583	200,629	550,105	190,318
Net increase (decrease) in net assets from operations	$ 71,508	$ 375,342	$ 586,036	$ 450,332

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund
Income:
Dividends	$ 208,682	$ 49,083	$ 124,063	$ -
Expenses:
Mortality and expense fees	10,912	8,276	26,384	100
Administrative fees	-	-	-	-
Net investment income (loss)	197,770	40,807	97,679	(100)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(253,876)	(3,241)	20,891	(7,971)
Realized gain distributions	-	-	-	-
Realized gain (loss)	(253,876)	(3,241)	20,891	(7,971)
Change in unrealized appreciation (depreciation) during the year	86,493	23,662	156,836	5,584
Net increase (decrease) in net assets from operations	$ 30,387	$ 61,228	$ 275,406	$ (2,487)

	Rydex VT Nova Fund	SA Wellington Capital Appreciation Portfolio – Class 1	SA Wellington Government and Quality Bond Portfolio – Class 1	SA Wellington Growth and Income Portfolio – Class 1
Income:
Dividends	$ 73	$ -	$ 6,028	$ 3,276
Expenses:
Mortality and expense fees	1,039	9,104	828	1,160
Administrative fees	-	6,818	656	754
Net investment income (loss)	(966)	(15,922)	4,544	1,362
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	19,244	3,900	(196)	435
Realized gain distributions	6,446	288,499	-	12,684
Realized gain (loss)	25,690	292,399	(196)	13,119
Change in unrealized appreciation (depreciation) during the year	16,311	680,616	3,819	72,639
Net increase (decrease) in net assets from operations	$ 41,035	$ 957,093	$ 8,167	$ 87,120

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	SA Wellington Growth Portfolio – Class 1	SA BlackRock Multi-Asset Income Portfolio – Class 1	SA Wellington Natural Resources Portfolio – Class 1	Templeton Developing Markets VIP Fund – Class 2
Income:
Dividends	$ 20,831	$ 28,065	$ 5,468	$ 43,322
Expenses:
Mortality and expense fees	4,606	3,546	610	18,201
Administrative fees	3,523	2,584	363	-
Net investment income (loss)	12,702	21,935	4,495	25,121
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	21,284	488	395	98,157
Realized gain distributions	-	-	-	-
Realized gain (loss)	21,284	488	395	98,157
Change in unrealized appreciation (depreciation) during the year	283,986	54,256	24,538	1,280,819
Net increase (decrease) in net assets from operations	$ 317,972	$ 76,679	$ 29,428	$ 1,404,097

	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	Touchstone Balanced Fund	Touchstone Bond Fund
Income:
Dividends	$ 244,002	$ 140,721	$ -	$ -
Expenses:
Mortality and expense fees	43,907	38,936	4,218	8,583
Administrative fees	-	-	-	-
Net investment income (loss)	200,095	101,785	(4,218)	(8,583)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	219,595	471,756	9,116	(16,791)
Realized gain distributions	-	-	-	-
Realized gain (loss)	219,595	471,756	9,116	(16,791)
Change in unrealized appreciation (depreciation) during the year	958,075	839,978	101,844	69,267
Net increase (decrease) in net assets from operations	$ 1,377,765	$ 1,413,519	$ 106,742	$ 43,893

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Touchstone Common Stock Fund	Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Income:
Dividends	$ 781	$ 1,955	$ 573,873	$ 290,572
Expenses:
Mortality and expense fees	37,062	14,998	201,502	96,950
Administrative fees	-	-	-	-
Net investment income (loss)	(36,281)	(13,043)	372,371	193,622
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	63,264	69,423	33,737	163,946
Realized gain distributions	42,043	86,738	-	1,944,978
Realized gain (loss)	105,307	156,161	33,737	2,108,924
Change in unrealized appreciation (depreciation) during the year	1,185,412	404,629	4,792,858	(1,191,354)
Net increase (decrease) in net assets from operations	$ 1,254,438	$ 547,747	$ 5,198,966	$ 1,111,192

	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Income:
Dividends	$ -	$ -	$ 194,720	$ 1,263,958
Expenses:
Mortality and expense fees	604,535	145,334	140,017	138,116
Administrative fees	-	-	-	-
Net investment income (loss)	(604,535)	(145,334)	54,703	1,125,842
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	3,291,476	1,003,299	1,054,559	45,392
Realized gain distributions	5,010,208	2,327,630	4,036,440	-
Realized gain (loss)	8,301,684	3,330,929	5,090,999	45,392
Change in unrealized appreciation (depreciation) during the year	24,907,695	8,750,913	223,868	621,618
Net increase (decrease) in net assets from operations	$ 32,604,844	$ 11,936,508	$ 5,369,570	$ 1,792,852

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2017
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select
Income:
Dividends	$ 758,813	$ 661,655	$ 326,618	$ 15,338
Expenses:
Mortality and expense fees	192,250	207,659	131,711	31,971
Administrative fees	-	-	-	-
Net investment income (loss)	566,563	453,996	194,907	(16,633)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	504,659	59,448	578,766	111,127
Realized gain distributions	8,850,396	238,288	203,650	1,165,478
Realized gain (loss)	9,355,055	297,736	782,416	1,276,605
Change in unrealized appreciation (depreciation) during the year	(147,169)	5,136,399	6,574,741	761,039
Net increase (decrease) in net assets from operations	$ 9,774,449	$ 5,888,131	$ 7,552,064	$ 2,021,011

Wanger USA
Income:
Dividends	$ -
Expenses:
Mortality and expense fees	166,389
Administrative fees	-
Net investment income (loss)	(166,389)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	445,655
Realized gain distributions	6,421,076
Realized gain (loss)	6,866,731
Change in unrealized appreciation (depreciation) during the year	348,771
Net increase (decrease) in net assets from operations	$ 7,049,113
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
	Alger Capital Appreciation Portfolio – Class I-2 Shares		SA Wellington Multi-Asset Income Portfolio – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (16,260)	$ (22,607)	$ (3,275)	$ 23,133
Realized gains (losses)	1,273,999	954,555	3,782	118,277
Unrealized appreciation (depreciation) during the year	517,010	(951,116)	258,971	(123,062)
Net increase (decrease) in net assets from operations	1,774,749	(19,168)	259,478	18,348
Contract transactions:
Payments received from contract owners	199,918	786,566	2,764	3,352
Transfers between Investment Options (including Guaranteed Interest Account), net	(86,914)	(219,039)	(21,284)	-
Transfers for contract benefits and terminations	(367,901)	(956,512)	(1)	(45,829)
Contract maintenance charges	(333,872)	(340,545)	(14,209)	(14,450)
Net increase (decrease) in net assets resulting from contract transactions	(588,769)	(729,530)	(32,730)	(56,927)
Total increase (decrease) in net assets	1,185,980	(748,698)	226,748	(38,579)
Net assets at beginning of period	5,995,953	6,744,651	1,650,225	1,688,804
Net assets at end of period	$ 7,181,933	$ 5,995,953	$ 1,876,973	$ 1,650,225

	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		Deutsche Equity 500 Index VIP – Class A
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 8,618	$ (1,848)	$ 429,338	$ 408,349
Realized gains (losses)	400,268	137,869	3,003,575	8,045,086
Unrealized appreciation (depreciation) during the year	98,946	423,595	2,461,368	(5,459,833)
Net increase (decrease) in net assets from operations	507,832	559,616	5,894,281	2,993,602
Contract transactions:
Payments received from contract owners	387,719	204,164	1,262,628	2,750,756
Transfers between Investment Options (including Guaranteed Interest Account), net	23,858	566,127	987,027	2,848,386
Transfers for contract benefits and terminations	(670,481)	(577,980)	(2,733,124)	(24,475,028)
Contract maintenance charges	(221,273)	(203,701)	(1,346,073)	(1,527,288)
Net increase (decrease) in net assets resulting from contract transactions	(480,177)	(11,390)	(1,829,542)	(20,403,174)
Total increase (decrease) in net assets	27,655	548,226	4,064,739	(17,409,572)
Net assets at beginning of period	3,629,354	3,081,128	28,481,712	45,891,284
Net assets at end of period	$ 3,657,009	$ 3,629,354	$ 32,546,451	$ 28,481,712

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Deutsche Small Cap Index VIP – Class A		Federated Fund for U.S. Government Securities II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 9,674	$ 6,790	$ 287,348	$ 328,318
Realized gains (losses)	169,502	101,589	(171,262)	(124,239)
Unrealized appreciation (depreciation) during the year	42,125	191,418	97,269	(9,871)
Net increase (decrease) in net assets from operations	221,301	299,797	213,355	194,208
Contract transactions:
Payments received from contract owners	58,332	142,103	1,118,466	2,391,746
Transfers between Investment Options (including Guaranteed Interest Account), net	(152,719)	77,118	(365,111)	520,704
Transfers for contract benefits and terminations	(288,770)	(333,245)	(1,162,688)	(3,184,870)
Contract maintenance charges	(55,060)	(54,976)	(1,031,931)	(1,166,689)
Net increase (decrease) in net assets resulting from contract transactions	(438,217)	(169,000)	(1,441,264)	(1,439,109)
Total increase (decrease) in net assets	(216,916)	130,797	(1,227,909)	(1,244,901)
Net assets at beginning of period	1,829,845	1,699,048	15,544,778	16,789,679
Net assets at end of period	$ 1,612,929	$ 1,829,845	$ 14,316,869	$ 15,544,778

	Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (22,084)	$ (130,733)	$ 381,306	$ 357,120
Realized gains (losses)	-	-	(80,673)	(320,584)
Unrealized appreciation (depreciation) during the year	-	-	80,985	750,491
Net increase (decrease) in net assets from operations	(22,084)	(130,733)	381,618	787,027
Contract transactions:
Payments received from contract owners	3,359,585	5,771,615	399,548	650,932
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,341,242)	12,317,003	(57,247)	(502,708)
Transfers for contract benefits and terminations	(3,775,095)	(8,479,535)	(420,917)	(1,025,448)
Contract maintenance charges	(3,355,666)	(3,661,514)	(437,777)	(448,969)
Net increase (decrease) in net assets resulting from contract transactions	(7,112,418)	5,947,569	(516,393)	(1,326,193)
Total increase (decrease) in net assets	(7,134,502)	5,816,836	(134,775)	(539,166)
Net assets at beginning of period	30,428,628	24,611,792	5,993,354	6,532,520
Net assets at end of period	$ 23,294,126	$ 30,428,628	$ 5,858,579	$ 5,993,354

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Fidelity ® VIP Contrafund® Portfolio – Service Class		Fidelity ® VIP Growth Opportunities Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 166,806	$ 70,099	$ (39,280)	$ (37,811)
Realized gains (losses)	2,999,536	4,571,608	1,647,024	884,202
Unrealized appreciation (depreciation) during the year	3,807,747	(2,290,925)	1,074,203	(930,859)
Net increase (decrease) in net assets from operations	6,974,089	2,350,782	2,681,947	(84,468)
Contract transactions:
Payments received from contract owners	1,679,320	5,724,360	711,367	1,210,623
Transfers between Investment Options (including Guaranteed Interest Account), net	(562,831)	(1,122,537)	(488,931)	(574,236)
Transfers for contract benefits and terminations	(1,873,953)	(8,156,789)	(713,398)	(1,568,732)
Contract maintenance charges	(1,881,375)	(1,965,323)	(678,181)	(696,795)
Net increase (decrease) in net assets resulting from contract transactions	(2,638,839)	(5,520,289)	(1,169,143)	(1,629,140)
Total increase (decrease) in net assets	4,335,250	(3,169,507)	1,512,804	(1,713,608)
Net assets at beginning of period	33,625,893	36,795,400	8,438,803	10,152,411
Net assets at end of period	$ 37,961,143	$ 33,625,893	$ 9,951,607	$ 8,438,803

	Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (36,402)	$ (54,188)	$ 195,329	$ 161,936
Realized gains (losses)	1,697,770	2,043,484	52,704	23,891
Unrealized appreciation (depreciation) during the year	1,554,028	(2,068,983)	99,212	171,439
Net increase (decrease) in net assets from operations	3,215,396	(79,687)	347,245	357,266
Contract transactions:
Payments received from contract owners	461,417	1,605,540	349,574	515,236
Transfers between Investment Options (including Guaranteed Interest Account), net	55,709	(1,007,542)	1,831,000	613,209
Transfers for contract benefits and terminations	(678,758)	(2,137,184)	(1,229,153)	(782,854)
Contract maintenance charges	(595,436)	(610,117)	(468,978)	(395,247)
Net increase (decrease) in net assets resulting from contract transactions	(757,068)	(2,149,303)	482,443	(49,656)
Total increase (decrease) in net assets	2,458,328	(2,228,990)	829,688	307,610
Net assets at beginning of period	9,560,776	11,789,766	8,284,556	7,976,946
Net assets at end of period	$ 12,019,104	$ 9,560,776	$ 9,114,244	$ 8,284,556

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 152,378	$ 183,719	$ 280,925	$ 239,854
Realized gains (losses)	(40,101)	(41,150)	1,208,715	2,158,693
Unrealized appreciation (depreciation) during the year	256,611	377,104	(259,054)	(75,621)
Net increase (decrease) in net assets from operations	368,888	519,673	1,230,586	2,322,926
Contract transactions:
Payments received from contract owners	305,025	342,290	935,547	1,825,465
Transfers between Investment Options (including Guaranteed Interest Account), net	144	48,826	(214,036)	(440,142)
Transfers for contract benefits and terminations	(228,040)	(617,804)	(1,890,366)	(3,026,534)
Contract maintenance charges	(322,594)	(328,929)	(905,384)	(999,371)
Net increase (decrease) in net assets resulting from contract transactions	(245,465)	(555,617)	(2,074,239)	(2,640,582)
Total increase (decrease) in net assets	123,423	(35,944)	(843,653)	(317,656)
Net assets at beginning of period	4,197,731	4,233,675	16,309,412	16,627,068
Net assets at end of period	$ 4,321,154	$ 4,197,731	$ 15,465,759	$ 16,309,412

	Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (423)	$ (1,544)	$ (26,156)	$ (30,061)
Realized gains (losses)	20,098	21,287	684,768	662,746
Unrealized appreciation (depreciation) during the year	7,914	(21,627)	694,222	(553,657)
Net increase (decrease) in net assets from operations	27,589	(1,884)	1,352,834	79,028
Contract transactions:
Payments received from contract owners	11,026	17,066	319,660	366,547
Transfers between Investment Options (including Guaranteed Interest Account), net	(17,298)	(7,201)	(97,851)	8,990
Transfers for contract benefits and terminations	(6,980)	(50,801)	(309,670)	(486,592)
Contract maintenance charges	(13,938)	(17,557)	(306,782)	(295,799)
Net increase (decrease) in net assets resulting from contract transactions	(27,190)	(58,493)	(394,643)	(406,854)
Total increase (decrease) in net assets	399	(60,377)	958,191	(327,826)
Net assets at beginning of period	207,280	267,657	5,151,868	5,479,694
Net assets at end of period	$ 207,679	$ 207,280	$ 6,110,059	$ 5,151,868

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Invesco V.I. Core Equity Fund – Series I Shares		Invesco V.I. Equity and Income Fund – Series II Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,691	$ 2,169	$ 18,276	$ 19,278
Realized gains (losses)	116,280	143,701	116,623	77,336
Unrealized appreciation (depreciation) during the year	20,311	(37,533)	47,619	144,008
Net increase (decrease) in net assets from operations	143,282	108,337	182,518	240,622
Contract transactions:
Payments received from contract owners	75,403	78,782	107,815	106,286
Transfers between Investment Options (including Guaranteed Interest Account), net	1,422	(17,294)	120,351	(4,457)
Transfers for contract benefits and terminations	(76,406)	(77,489)	(54,342)	(106,500)
Contract maintenance charges	(93,202)	(100,783)	(153,950)	(150,481)
Net increase (decrease) in net assets resulting from contract transactions	(92,783)	(116,784)	19,874	(155,152)
Total increase (decrease) in net assets	50,499	(8,447)	202,392	85,470
Net assets at beginning of period	1,184,240	1,192,687	1,846,054	1,760,584
Net assets at end of period	$ 1,234,739	$ 1,184,240	$ 2,048,446	$ 1,846,054

	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 309	$ (9,497)	$ (1,455)	$ (4,422)
Realized gains (losses)	56,449	111,805	(35,237)	13,835
Unrealized appreciation (depreciation) during the year	223,135	128,267	148,023	101,590
Net increase (decrease) in net assets from operations	279,893	230,575	111,331	111,003
Contract transactions:
Payments received from contract owners	104,502	174,928	59,205	115,525
Transfers between Investment Options (including Guaranteed Interest Account), net	(29,394)	(18,568)	(13,158)	(7,769)
Transfers for contract benefits and terminations	(99,451)	(171,682)	(29,625)	(81,031)
Contract maintenance charges	(109,753)	(106,101)	(42,064)	(41,864)
Net increase (decrease) in net assets resulting from contract transactions	(134,096)	(121,423)	(25,642)	(15,139)
Total increase (decrease) in net assets	145,797	109,152	85,689	95,864
Net assets at beginning of period	2,026,408	1,917,256	854,707	758,843
Net assets at end of period	$ 2,172,205	$ 2,026,408	$ 940,396	$ 854,707

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares		Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 122,688	$ 133,079	$ 102,175	$ 110,514
Realized gains (losses)	65,737	21,963	1,675,947	483,577
Unrealized appreciation (depreciation) during the year	96,762	221,273	(249,900)	1,235,612
Net increase (decrease) in net assets from operations	285,187	376,315	1,528,222	1,829,703
Contract transactions:
Payments received from contract owners	212,840	405,782	814,383	1,180,310
Transfers between Investment Options (including Guaranteed Interest Account), net	(16,844)	(271,148)	(118,759)	(396,126)
Transfers for contract benefits and terminations	(288,799)	(335,860)	(1,090,605)	(1,342,863)
Contract maintenance charges	(241,973)	(240,979)	(835,645)	(866,242)
Net increase (decrease) in net assets resulting from contract transactions	(334,776)	(442,205)	(1,230,626)	(1,424,921)
Total increase (decrease) in net assets	(49,589)	(65,890)	297,596	404,782
Net assets at beginning of period	3,433,758	3,499,648	12,761,786	12,357,004
Net assets at end of period	$ 3,384,169	$ 3,433,758	$ 13,059,382	$ 12,761,786

	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 6,410	$ (2,133)	$ 18,028	$ 19,486
Realized gains (losses)	639,055	514,160	294,955	185,709
Unrealized appreciation (depreciation) during the year	(305,062)	254,445	166,762	52,956
Net increase (decrease) in net assets from operations	340,403	766,472	479,745	258,151
Contract transactions:
Payments received from contract owners	251,298	582,118	520,252	269,180
Transfers between Investment Options (including Guaranteed Interest Account), net	41,484	(481,813)	51,332	75,769
Transfers for contract benefits and terminations	(400,145)	(514,755)	(739,853)	(102,450)
Contract maintenance charges	(307,014)	(315,200)	(183,537)	(182,392)
Net increase (decrease) in net assets resulting from contract transactions	(414,377)	(729,650)	(351,806)	60,107
Total increase (decrease) in net assets	(73,974)	36,822	127,939	318,258
Net assets at beginning of period	5,597,712	5,560,890	2,739,496	2,421,238
Net assets at end of period	$ 5,523,738	$ 5,597,712	$ 2,867,435	$ 2,739,496

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Morningstar Balanced ETF Asset Allocation Portfolio – Class II		Morningstar Growth ETF Asset Allocation Portfolio – Class II
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 79,030	$ 72,373	$ 54,091	$ 51,753
Realized gains (losses)	487,469	356,745	384,894	295,984
Unrealized appreciation (depreciation) during the year	246,586	39,273	528,370	94,547
Net increase (decrease) in net assets from operations	813,085	468,391	967,355	442,284
Contract transactions:
Payments received from contract owners	312,606	1,052,804	498,495	522,348
Transfers between Investment Options (including Guaranteed Interest Account), net	246,331	142,457	578,357	581,587
Transfers for contract benefits and terminations	(293,835)	(1,010,072)	(305,661)	(399,678)
Contract maintenance charges	(331,745)	(332,791)	(354,788)	(326,849)
Net increase (decrease) in net assets resulting from contract transactions	(66,643)	(147,602)	416,403	377,408
Total increase (decrease) in net assets	746,442	320,789	1,383,758	819,692
Net assets at beginning of period	6,531,578	6,210,789	5,717,338	4,897,646
Net assets at end of period	$ 7,278,020	$ 6,531,578	$ 7,101,096	$ 5,717,338

	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 34,355	$ 39,142	$ (11,060)	$ (6,887)
Realized gains (losses)	172,112	224,831	412,848	520,665
Unrealized appreciation (depreciation) during the year	88,590	(45,280)	275,116	(295,841)
Net increase (decrease) in net assets from operations	295,057	218,693	676,904	217,937
Contract transactions:
Payments received from contract owners	249,934	413,950	272,350	410,029
Transfers between Investment Options (including Guaranteed Interest Account), net	184,218	(96,867)	(95,329)	(10,762)
Transfers for contract benefits and terminations	(1,158,117)	(442,768)	(138,216)	(371,475)
Contract maintenance charges	(320,781)	(409,845)	(215,911)	(213,834)
Net increase (decrease) in net assets resulting from contract transactions	(1,044,746)	(535,530)	(177,106)	(186,042)
Total increase (decrease) in net assets	(749,689)	(316,837)	499,798	31,895
Net assets at beginning of period	3,745,496	4,062,333	2,883,078	2,851,183
Net assets at end of period	$ 2,995,807	$ 3,745,496	$ 3,382,876	$ 2,883,078

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (1,869)	$ (1,949)	$ (5,694)	$ (3,983)
Realized gains (losses)	12,794	(9,220)	180,407	150,020
Unrealized appreciation (depreciation) during the year	60,583	9,646	200,629	(129,630)
Net increase (decrease) in net assets from operations	71,508	(1,523)	375,342	16,407
Contract transactions:
Payments received from contract owners	43,980	61,685	103,519	162,348
Transfers between Investment Options (including Guaranteed Interest Account), net	(18,478)	(127,595)	(37,379)	690,407
Transfers for contract benefits and terminations	(31,725)	(62,771)	(50,267)	(81,589)
Contract maintenance charges	(27,520)	(28,258)	(156,476)	(114,142)
Net increase (decrease) in net assets resulting from contract transactions	(33,743)	(156,939)	(140,603)	657,024
Total increase (decrease) in net assets	37,765	(158,462)	234,739	673,431
Net assets at beginning of period	316,428	474,890	1,503,861	830,430
Net assets at end of period	$ 354,193	$ 316,428	$ 1,738,600	$ 1,503,861

	Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 5,658	$ 5,493	$ 2,765	$ (11,151)
Realized gains (losses)	30,273	89,868	257,249	198,840
Unrealized appreciation (depreciation) during the year	550,105	(133,569)	190,318	350,577
Net increase (decrease) in net assets from operations	586,036	(38,208)	450,332	538,266
Contract transactions:
Payments received from contract owners	171,549	392,564	312,053	408,362
Transfers between Investment Options (including Guaranteed Interest Account), net	263,392	(137,614)	(64,213)	(12,681)
Transfers for contract benefits and terminations	(125,072)	(552,751)	(236,469)	(514,256)
Contract maintenance charges	(124,623)	(126,680)	(295,104)	(280,024)
Net increase (decrease) in net assets resulting from contract transactions	185,246	(424,481)	(283,733)	(398,599)
Total increase (decrease) in net assets	771,282	(462,689)	166,599	139,667
Net assets at beginning of period	1,656,046	2,118,735	3,541,661	3,401,994
Net assets at end of period	$ 2,427,328	$ 1,656,046	$ 3,708,260	$ 3,541,661

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class		PIMCO Real Return Portfolio – Advisor Class
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 197,770	$ 8,050	$ 40,807	$ 32,854
Realized gains (losses)	(253,876)	(344,266)	(3,241)	(32,540)
Unrealized appreciation (depreciation) during the year	86,493	588,073	23,662	109,309
Net increase (decrease) in net assets from operations	30,387	251,857	61,228	109,623
Contract transactions:
Payments received from contract owners	231,704	318,238	106,471	226,838
Transfers between Investment Options (including Guaranteed Interest Account), net	(22,308)	(91,572)	663,027	(519,895)
Transfers for contract benefits and terminations	(88,657)	(230,866)	(193,549)	(336,151)
Contract maintenance charges	(147,490)	(155,185)	(194,936)	(136,137)
Net increase (decrease) in net assets resulting from contract transactions	(26,751)	(159,385)	381,013	(765,345)
Total increase (decrease) in net assets	3,636	92,472	442,241	(655,722)
Net assets at beginning of period	1,986,175	1,893,703	1,723,788	2,379,510
Net assets at end of period	$ 1,989,811	$ 1,986,175	$ 2,166,029	$ 1,723,788

	PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 97,679	$ 105,343	$ (100)	$ (117)
Realized gains (losses)	20,891	16,888	(7,971)	(10,937)
Unrealized appreciation (depreciation) during the year	156,836	29,784	5,584	10,223
Net increase (decrease) in net assets from operations	275,406	152,015	(2,487)	(831)
Contract transactions:
Payments received from contract owners	392,830	686,669	4,301	4,653
Transfers between Investment Options (including Guaranteed Interest Account), net	(77,586)	(20,866)	-	(160)
Transfers for contract benefits and terminations	(278,360)	(908,891)	(3,216)	(685)
Contract maintenance charges	(505,724)	(563,900)	(2,523)	(4,413)
Net increase (decrease) in net assets resulting from contract transactions	(468,840)	(806,988)	(1,438)	(605)
Total increase (decrease) in net assets	(193,434)	(654,973)	(3,925)	(1,436)
Net assets at beginning of period	6,652,164	7,307,137	27,205	28,641
Net assets at end of period	$ 6,458,730	$ 6,652,164	$ 23,280	$ 27,205

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Rydex VT Nova Fund		SA Wellington Capital Appreciation Portfolio – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (966)	$ (940)	$ (15,922)	$ (13,388)
Realized gains (losses)	25,690	5,638	292,399	378,468
Unrealized appreciation (depreciation) during the year	16,311	13,012	680,616	(325,666)
Net increase (decrease) in net assets from operations	41,035	17,710	957,093	39,414
Contract transactions:
Payments received from contract owners	6,726	21,212	2,386	2,440
Transfers between Investment Options (including Guaranteed Interest Account), net	(32)	(866)	-	72,032
Transfers for contract benefits and terminations	(402)	(14,425)	-	(221,971)
Contract maintenance charges	(8,835)	(8,544)	(24,039)	(20,084)
Net increase (decrease) in net assets resulting from contract transactions	(2,543)	(2,623)	(21,653)	(167,583)
Total increase (decrease) in net assets	38,492	15,087	935,440	(128,169)
Net assets at beginning of period	133,022	117,935	2,982,258	3,110,427
Net assets at end of period	$ 171,514	$ 133,022	$ 3,917,698	$ 2,982,258

	SA Wellington Government and Quality Bond Portfolio – Class 1		SA Wellington Growth and Income Portfolio – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,544	$ 3,212	$ 1,362	$ 1,189
Realized gains (losses)	(196)	1,952	13,119	16,493
Unrealized appreciation (depreciation) during the year	3,819	(839)	72,639	5,468
Net increase (decrease) in net assets from operations	8,167	4,325	87,120	23,150
Contract transactions:
Payments received from contract owners	-	-	1,810	1,864
Transfers between Investment Options (including Guaranteed Interest Account), net	(4,364)	-	-	-
Transfers for contract benefits and terminations	(2,206)	(41,319)	(1)	-
Contract maintenance charges	(7,547)	(6,943)	(3,926)	(3,526)
Net increase (decrease) in net assets resulting from contract transactions	(14,117)	(48,262)	(2,117)	(1,662)
Total increase (decrease) in net assets	(5,950)	(43,937)	85,003	21,488
Net assets at beginning of period	331,520	375,457	373,454	351,966
Net assets at end of period	$ 325,570	$ 331,520	$ 458,457	$ 373,454

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	SA Wellington Growth Portfolio – Class 1		SA BlackRock Multi-Asset Income Portfolio – Class 1
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 12,702	$ 10,164	$ 21,935	$ 36,932
Realized gains (losses)	21,284	126,685	488	116,548
Unrealized appreciation (depreciation) during the year	283,986	(18,060)	54,256	(78,886)
Net increase (decrease) in net assets from operations	317,972	118,789	76,679	74,594
Contract transactions:
Payments received from contract owners	741	742	1,482	1,482
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(60,028)	-	-
Transfers for contract benefits and terminations	(235,202)	(76,541)	-	(2)
Contract maintenance charges	(9,393)	(8,730)	(9,233)	(8,687)
Net increase (decrease) in net assets resulting from contract transactions	(243,854)	(144,557)	(7,751)	(7,207)
Total increase (decrease) in net assets	74,118	(25,768)	68,928	67,387
Net assets at beginning of period	1,816,303	1,842,071	1,302,539	1,235,152
Net assets at end of period	$ 1,890,421	$ 1,816,303	$ 1,371,467	$ 1,302,539

	SA Wellington Natural Resources Portfolio – Class 1		Templeton Developing Markets VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,495	$ 7,060	$ 25,121	$ 13,115
Realized gains (losses)	395	(34,216)	98,157	(105,576)
Unrealized appreciation (depreciation) during the year	24,538	72,541	1,280,819	657,787
Net increase (decrease) in net assets from operations	29,428	45,385	1,404,097	565,326
Contract transactions:
Payments received from contract owners	1,067	1,067	260,728	492,591
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	189,485	(122,969)
Transfers for contract benefits and terminations	-	(49,911)	(441,314)	(785,359)
Contract maintenance charges	(4,080)	(3,856)	(278,359)	(259,247)
Net increase (decrease) in net assets resulting from contract transactions	(3,013)	(52,700)	(269,460)	(674,984)
Total increase (decrease) in net assets	26,415	(7,315)	1,134,637	(109,658)
Net assets at beginning of period	205,308	212,623	3,595,951	3,705,609
Net assets at end of period	$ 231,723	$ 205,308	$ 4,730,588	$ 3,595,951

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 200,095	$ 121,693	$ 101,785	$ 125,978
Realized gains (losses)	219,595	119,287	471,756	614,698
Unrealized appreciation (depreciation) during the year	958,075	318,549	839,978	(31,072)
Net increase (decrease) in net assets from operations	1,377,765	559,529	1,413,519	709,604
Contract transactions:
Payments received from contract owners	696,968	812,102	553,771	1,176,676
Transfers between Investment Options (including Guaranteed Interest Account), net	70,210	291,866	(117,463)	(245,850)
Transfers for contract benefits and terminations	(1,524,712)	(1,108,639)	(1,210,840)	(1,364,795)
Contract maintenance charges	(611,437)	(611,420)	(593,489)	(609,317)
Net increase (decrease) in net assets resulting from contract transactions	(1,368,971)	(616,091)	(1,368,021)	(1,043,286)
Total increase (decrease) in net assets	8,794	(56,562)	45,498	(333,682)
Net assets at beginning of period	8,849,848	8,906,410	8,465,840	8,799,522
Net assets at end of period	$ 8,858,642	$ 8,849,848	$ 8,511,338	$ 8,465,840

	Touchstone Balanced Fund		Touchstone Bond Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,218)	$ 6,690	$ (8,583)	$ 21,676
Realized gains (losses)	9,116	18,918	(16,791)	(35,879)
Unrealized appreciation (depreciation) during the year	101,844	21,728	69,267	21,557
Net increase (decrease) in net assets from operations	106,742	47,336	43,893	7,354
Contract transactions:
Payments received from contract owners	49,371	34,246	141,052	242,126
Transfers between Investment Options (including Guaranteed Interest Account), net	47,071	253,461	3,089	(299,900)
Transfers for contract benefits and terminations	(68,097)	(162,807)	(130,586)	(258,222)
Contract maintenance charges	(54,459)	(48,204)	(127,454)	(136,805)
Net increase (decrease) in net assets resulting from contract transactions	(26,114)	76,696	(113,899)	(452,801)
Total increase (decrease) in net assets	80,628	124,032	(70,006)	(445,447)
Net assets at beginning of period	817,053	693,021	1,528,352	1,973,799
Net assets at end of period	$ 897,681	$ 817,053	$ 1,458,346	$ 1,528,352

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Touchstone Common Stock Fund		Touchstone Small Company Fund
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (36,281)	$ 61,630	$ (13,043)	$ (13,020)
Realized gains (losses)	105,307	558,394	156,161	268,589
Unrealized appreciation (depreciation) during the year	1,185,412	(28,569)	404,629	274,648
Net increase (decrease) in net assets from operations	1,254,438	591,455	547,747	530,217
Contract transactions:
Payments received from contract owners	639,809	923,688	237,598	302,067
Transfers between Investment Options (including Guaranteed Interest Account), net	293,654	20,222	(159,078)	643,557
Transfers for contract benefits and terminations	(312,579)	(926,852)	(111,313)	(361,754)
Contract maintenance charges	(579,664)	(529,778)	(223,185)	(194,515)
Net increase (decrease) in net assets resulting from contract transactions	41,220	(512,720)	(255,978)	389,355
Total increase (decrease) in net assets	1,295,658	78,735	291,769	919,572
Net assets at beginning of period	5,946,006	5,867,271	3,051,368	2,131,796
Net assets at end of period	$ 7,241,664	$ 5,946,006	$ 3,343,137	$ 3,051,368

	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 372,371	$ 58,263	$ 193,622	$ 276,986
Realized gains (losses)	33,737	6,803,649	2,108,924	3,621,568
Unrealized appreciation (depreciation) during the year	4,792,858	(7,888,141)	(1,191,354)	(2,600,789)
Net increase (decrease) in net assets from operations	5,198,966	(1,026,229)	1,111,192	1,297,765
Contract transactions:
Payments received from contract owners	2,782,206	6,815,305	1,041,218	2,134,588
Transfers between Investment Options (including Guaranteed Interest Account), net	301,614	(2,408,167)	(290,170)	175,203
Transfers for contract benefits and terminations	(3,392,096)	(7,310,918)	(1,769,694)	(3,067,875)
Contract maintenance charges	(2,389,050)	(2,519,242)	(1,116,977)	(1,261,287)
Net increase (decrease) in net assets resulting from contract transactions	(2,697,326)	(5,423,022)	(2,135,623)	(2,019,371)
Total increase (decrease) in net assets	2,501,640	(6,449,251)	(1,024,431)	(721,606)
Net assets at beginning of period	35,077,943	41,527,194	21,374,271	22,095,877
Net assets at end of period	$ 37,579,583	$ 35,077,943	$ 20,349,840	$ 21,374,271

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (604,535)	$ (565,859)	$ (145,334)	$ (134,400)
Realized gains (losses)	8,301,684	4,641,066	3,330,929	3,747,892
Unrealized appreciation (depreciation) during the year	24,907,695	(5,657,090)	8,750,913	2,861,169
Net increase (decrease) in net assets from operations	32,604,844	(1,581,883)	11,936,508	6,474,661
Contract transactions:
Payments received from contract owners	7,347,680	21,431,689	1,266,807	2,411,050
Transfers between Investment Options (including Guaranteed Interest Account), net	(953,909)	(1,320,246)	(122,824)	(252)
Transfers for contract benefits and terminations	(9,518,435)	(20,391,688)	(2,270,509)	(3,355,097)
Contract maintenance charges	(7,878,408)	(8,111,274)	(1,875,555)	(1,751,575)
Net increase (decrease) in net assets resulting from contract transactions	(11,003,072)	(8,391,519)	(3,002,081)	(2,695,874)
Total increase (decrease) in net assets	21,601,772	(9,973,402)	8,934,427	3,778,787
Net assets at beginning of period	96,853,195	106,826,597	31,046,924	27,268,137
Net assets at end of period	$ 118,454,967	$ 96,853,195	$ 39,981,351	$ 31,046,924

	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 54,703	$ 385,894	$ 1,125,842	$ 1,177,607
Realized gains (losses)	5,090,999	4,191,273	45,392	(84,063)
Unrealized appreciation (depreciation) during the year	223,868	1,766,709	621,618	1,417,660
Net increase (decrease) in net assets from operations	5,369,570	6,343,876	1,792,852	2,511,204
Contract transactions:
Payments received from contract owners	1,515,523	2,668,230	1,721,374	3,765,372
Transfers between Investment Options (including Guaranteed Interest Account), net	(375,683)	(287,954)	(18,499)	248,135
Transfers for contract benefits and terminations	(3,712,220)	(3,366,864)	(2,372,262)	(4,949,160)
Contract maintenance charges	(1,687,523)	(1,717,884)	(1,898,368)	(1,989,588)
Net increase (decrease) in net assets resulting from contract transactions	(4,259,903)	(2,704,472)	(2,567,755)	(2,925,241)
Total increase (decrease) in net assets	1,109,667	3,639,404	(774,903)	(414,037)
Net assets at beginning of period	29,780,428	26,141,024	29,655,992	30,070,029
Net assets at end of period	$ 30,890,095	$ 29,780,428	$ 28,881,089	$ 29,655,992

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 566,563	$ 362,067	$ 453,996	$ 374,856
Realized gains (losses)	9,355,055	9,552,876	297,736	3,381,845
Unrealized appreciation (depreciation) during the year	(147,169)	(6,191,301)	5,136,399	(3,672,687)
Net increase (decrease) in net assets from operations	9,774,449	3,723,642	5,888,131	84,014
Contract transactions:
Payments received from contract owners	2,656,501	4,475,424	1,948,979	7,869,637
Transfers between Investment Options (including Guaranteed Interest Account), net	(712,683)	(472,728)	(583,752)	(819,250)
Transfers for contract benefits and terminations	(3,501,224)	(5,620,136)	(2,926,809)	(8,163,173)
Contract maintenance charges	(3,312,063)	(3,248,352)	(2,231,310)	(2,399,868)
Net increase (decrease) in net assets resulting from contract transactions	(4,869,469)	(4,865,792)	(3,792,892)	(3,512,654)
Total increase (decrease) in net assets	4,904,980	(1,142,150)	2,095,239	(3,428,640)
Net assets at beginning of period	46,088,765	47,230,915	33,879,246	37,307,886
Net assets at end of period	$ 50,993,745	$ 46,088,765	$ 35,974,485	$ 33,879,246

	Wanger International		Wanger Select
	2017	2016	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 194,907	$ 163,307	$ (16,633)	$ (22,216)
Realized gains (losses)	782,416	2,380,782	1,276,605	2,612,337
Unrealized appreciation (depreciation) during the year	6,574,741	(3,020,160)	761,039	(1,631,170)
Net increase (decrease) in net assets from operations	7,552,064	(476,071)	2,021,011	958,951
Contract transactions:
Payments received from contract owners	1,294,099	3,580,156	401,478	1,156,709
Transfers between Investment Options (including Guaranteed Interest Account), net	311,783	(910,692)	38,461	(572,325)
Transfers for contract benefits and terminations	(4,041,946)	(4,514,101)	(553,520)	(1,598,926)
Contract maintenance charges	(1,353,452)	(1,468,837)	(467,481)	(483,013)
Net increase (decrease) in net assets resulting from contract transactions	(3,789,516)	(3,313,474)	(581,062)	(1,497,555)
Total increase (decrease) in net assets	3,762,548	(3,789,545)	1,439,949	(538,604)
Net assets at beginning of period	24,355,136	28,144,681	8,024,343	8,562,947
Net assets at end of period	$ 28,117,684	$ 24,355,136	$ 9,464,292	$ 8,024,343

The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2017 and 2016
(Continued)
	Wanger USA
	2017	2016
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (166,389)	$ (167,302)
Realized gains (losses)	6,866,731	10,673,598
Unrealized appreciation (depreciation) during the year	348,771	(5,954,609)
Net increase (decrease) in net assets from operations	7,049,113	4,551,687
Contract transactions:
Payments received from contract owners	1,847,145	6,363,949
Transfers between Investment Options (including Guaranteed Interest Account), net	(661,770)	(1,081,902)
Transfers for contract benefits and terminations	(3,888,998)	(6,967,351)
Contract maintenance charges	(2,025,459)	(2,054,985)
Net increase (decrease) in net assets resulting from contract transactions	(4,729,082)	(3,740,289)
Total increase (decrease) in net assets	2,320,031	811,398
Net assets at beginning of period	39,114,400	38,303,002
Net assets at end of period	$ 41,434,431	$ 39,114,400
The accompanying notes are an integral part of these financial statements.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Phoenix Life Variable Universal Life Account (the “Separate Account”) is a separate account of Phoenix Life Insurance Company (“Phoenix Life”, the Company, “we” or “us”). Phoenix Life is a wholly-owned subsidiary of The Phoenix Companies, Inc. (“Phoenix”). On June 20, 2016, Nassau Reinsurance Group Holdings L.P. (“Nassau Re”) completed its acquisition of Phoenix after receipt of insurance regulatory approvals from the Connecticut Insurance Department and the New York State Department of Financial Services (“NYDFS”). Founded in April 2015, Nassau Re is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. Phoenix became a privately held, wholly-owned subsidiary of Nassau Re, serving as its U.S. life and annuity platform. As part of the transaction, Nassau Re contributed $100 million of new equity capital to Phoenix at closing. Additionally, Nassau Re funded $80 million of new equity capital to Nassau Re’s reinsurance affiliate related to a reinsurance agreement between this affiliate and PHL Variable. Phoenix is now a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform. In addition, Saybrus has become a subsidiary of Nassau, held outside of Phoenix. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 61 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
SA BlackRock Multi-Asset Income Portfolio – Class 1 (formerly Anchor Series Trust Multi-Asset Portfolio – Class 1)
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
Deutsche Equity 500 Index VIP-Class A
Deutsche Small Cap Index VIP-Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-Class S
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Real Return Portfolio-Advisor Class
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
SA Wellington Capital Appreciation Portfolio - Class 1 (formerly Anchor Series Trust Capital Appreciation Portfolio)
SA Wellington Government and Quality Bond Portfolio - Class 1 (formerly Anchor Series Trust Government and Quality Bond Portfolio)
SA Wellington Growth and Income Portfolio - Class 1 (formerly Anchor Series Trust Growth and Income Portfolio)
SA Wellington Growth Portfolio - Class 1 (formerly Anchor Series Trust Growth Portfolio)
SA Wellington Multi-Asset Income Portfolio - Class 1 (formerly Anchor Series Trust Strategic Multi-Asset Portfolio)
SA Wellington Natural Resources Portfolio - Class 1 (formerly Anchor Series Trust Natural Resources Portfolio)
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
Touchstone Balanced Fund (formerly Sentinel Variable Products Balanced Fund)
Touchstone Bond Fund (formerly Sentinel Variable Products Bond Fund)
Touchstone Common Stock Fund (formerly Sentinel Variable Products Common Stock Fund)
Touchstone Small Company Fund (formerly Sentinel Variable Products Small Company Fund)
Virtus Duff & Phelps International Series-Class A Shares (formerly Virtus International Series-Class A Shares)
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares (formerly Virtus Real Estate Securities Series-Class A Shares)
Virtus KAR Capital Growth Series-Class A Shares (formerly Virtus Capital Growth Series-Class A Shares)
Virtus KAR Small-Cap Growth Series-Class A Shares (formerly Virtus Small-Cap Growth Series-Class A Shares)
Virtus KAR Small-Cap Value Series-Class A Shares (formerly Virtus Small-Cap Value Series-Class A Shares)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares (formerly Virtus Multi-Sector Fixed Income Series-Class A Shares)
Virtus Rampart Enhanced Core Equity Series-Class A Shares (formerly Virtus Enhanced Core Equity Series-Class A Shares)
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
Phoenix Life and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from Phoenix’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against the Phoenix’s general account assets.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: Phoenix Life is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of Phoenix. Phoenix is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2014. Under the current provisions of the Code, Phoenix Life does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. Phoenix Life will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires Phoenix Life management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.
E.     Security Valuation: The Separate Account measures the fair value of its investment in the Funds on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2017.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 532,164	$ 707,461
SA Wellington Multi-Asset Income Portfolio – Class 1	5,527	41,532
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	767,850	1,102,938
Deutsche Equity 500 Index VIP – Class A	4,196,387	4,055,291
Deutsche Small Cap Index VIP – Class A	295,046	657,360
Federated Fund for U.S. Government Securities II	1,223,499	2,377,415
Federated Government Money Fund II - Service Shares	2,524,324	9,658,826
Federated High Income Bond Fund II – Primary Shares	854,173	989,260
Fidelity ® VIP Contrafund® Portfolio – Service Class	3,410,350	3,957,148
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,653,273	1,641,769
Fidelity ® VIP Growth Portfolio – Service Class	1,337,716	1,332,758
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	2,269,221	1,552,158
Franklin Income VIP Fund – Class 2	424,886	517,973
Franklin Mutual Shares VIP Fund – Class 2	1,767,727	2,928,139
Guggenheim VT Long Short Equity Fund	7,854	35,467
Invesco V.I. American Franchise Fund – Series I Shares	802,795	761,132
Invesco V.I. Core Equity Fund – Series I Shares	109,876	134,165
Invesco V.I. Equity and Income Fund – Series II Shares	419,089	348,189
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	119,781	210,362
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	135,969	77,659
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	460,670	640,180
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,916,051	1,801,152
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	879,382	753,503
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	533,597	708,045
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,197,132	754,259
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,388,904	569,657
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	547,110	1,423,618
Neuberger Berman AMT Guardian Portfolio – S Class	569,771	367,447
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	38,123	66,430
Oppenheimer Capital Appreciation Fund/VA – Service Shares	266,730	264,407
Oppenheimer Global Fund/VA – Service Shares	556,891	365,987
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	541,083	627,519
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	501,564	330,545
PIMCO Real Return Portfolio – Advisor Class	851,503	429,684
PIMCO Total Return Portfolio – Advisor Class	938,083	1,309,244
Rydex VT Inverse Government Long Bond Strategy Fund	3,876	5,414
Rydex VT Nova Fund	12,256	9,319
SA Wellington Capital Appreciation Portfolio – Class 1	288,483	37,559
SA Wellington Government and Quality Bond Portfolio – Class 1	6,024	15,597
SA Wellington Growth and Income Portfolio – Class 1	17,300	5,370
SA Wellington Growth Portfolio – Class 1	21,454	252,607
SA BlackRock Multi-Asset Income Portfolio – Class 1	29,444	15,259
SA Wellington Natural Resources Portfolio – Class 1	6,076	4,594
Templeton Developing Markets VIP Fund – Class 2	821,341	1,065,680
Templeton Foreign VIP Fund – Class 2	806,137	1,975,013
Templeton Growth VIP Fund – Class 2	445,416	1,711,652
Touchstone Balanced Fund	108,906	139,238
Touchstone Bond Fund	138,051	260,533
Touchstone Common Stock Fund	918,116	871,133
Touchstone Small Company Fund	387,965	570,247
Virtus Duff & Phelps International Series – Class A Shares	2,472,656	4,797,612
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	3,051,683	3,048,707

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus KAR Capital Growth Series – Class A Shares	$ 7,745,504	$ 14,342,904
Virtus KAR Small-Cap Growth Series – Class A Shares	2,963,519	3,783,304
Virtus KAR Small-Cap Value Series – Class A Shares	4,942,054	5,110,814
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	2,353,544	3,795,456
Virtus Rampart Enhanced Core Equity Series – Class A Shares	10,642,729	6,095,239
Virtus Strategic Allocation Series – Class A Shares	1,617,223	4,717,832
Wanger International	1,449,032	4,839,991
Wanger Select	1,614,252	1,046,468
Wanger USA	6,804,338	5,278,733
	$ 83,711,483	$ 107,294,954

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	609,615	(891,494)	(281,879)	1,225,911	(1,653,085)	(427,174)
SA Wellington Multi-Asset Income Portfolio – Class 1	33	(433)	(400)	46	(869)	(823)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	554,331	(763,635)	(209,304)	764,439	(794,829)	(30,390)
Deutsche Equity 500 Index VIP – Class A	2,345,144	(3,033,850)	(688,706)	4,056,269	(12,485,947)	(8,429,678)
Deutsche Small Cap Index VIP – Class A	250,960	(453,073)	(202,113)	317,113	(425,346)	(108,233)
Federated Fund for U.S. Government Securities II	1,885,989	(2,704,154)	(818,165)	2,948,700	(3,757,468)	(808,768)
Federated Government Money Fund II - Service Shares	7,388,927	(14,840,977)	(7,452,050)	26,887,077	(20,820,021)	6,067,056
Federated High Income Bond Fund II – Primary Shares	510,119	(706,883)	(196,764)	954,746	(1,538,615)	(583,869)
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,793,839	(2,757,477)	(963,638)	4,532,358	(6,906,739)	(2,374,381)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	672,965	(1,280,503)	(607,538)	1,482,878	(2,507,620)	(1,024,742)
Fidelity ® VIP Growth Portfolio – Service Class	1,381,177	(1,856,471)	(475,294)	2,798,780	(4,519,541)	(1,720,761)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	2,107,428	(1,788,315)	319,113	1,887,411	(1,936,359)	(48,948)
Franklin Income VIP Fund – Class 2	463,311	(609,673)	(146,362)	768,908	(1,134,251)	(365,343)
Franklin Mutual Shares VIP Fund – Class 2	967,379	(1,662,186)	(694,807)	1,724,487	(2,742,203)	(1,017,716)
Guggenheim VT Long Short Equity Fund	20,222	(34,779)	(14,557)	22,761	(56,257)	(33,496)
Invesco V.I. American Franchise Fund – Series I Shares	565,198	(781,573)	(216,375)	734,668	(1,010,019)	(275,351)
Invesco V.I. Core Equity Fund – Series I Shares	123,459	(174,908)	(51,449)	149,120	(221,036)	(71,916)
Invesco V.I. Equity and Income Fund – Series II Shares	219,004	(216,859)	2,145	293,247	(381,607)	(88,360)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	150,393	(217,241)	(66,848)	215,126	(286,784)	(71,658)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	90,544	(104,058)	(13,514)	70,198	(78,269)	(8,071)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	288,517	(451,455)	(162,938)	615,782	(856,897)	(241,115)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	912,879	(1,568,285)	(655,406)	1,547,991	(2,449,221)	(901,230)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	407,143	(618,823)	(211,680)	930,448	(1,362,943)	(432,495)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	637,875	(866,694)	(228,819)	427,431	(389,572)	37,859
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	806,386	(875,782)	(69,396)	1,631,827	(1,768,654)	(136,827)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	923,693	(669,575)	254,118	1,100,985	(844,009)	256,976
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	702,222	(1,536,211)	(833,989)	976,145	(1,436,723)	(460,578)
Neuberger Berman AMT Guardian Portfolio – S Class	172,354	(261,758)	(89,404)	365,105	(480,870)	(115,765)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	69,139	(99,647)	(30,508)	202,011	(376,673)	(174,662)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	263,432	(347,645)	(84,213)	768,453	(325,616)	442,837
Oppenheimer Global Fund/VA – Service Shares	437,989	(354,219)	83,770	500,943	(798,864)	(297,921)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	381,357	(522,207)	(140,850)	471,848	(701,931)	(230,083)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	765,009	(809,745)	(44,736)	1,159,834	(1,441,936)	(282,102)
PIMCO Real Return Portfolio – Advisor Class	639,262	(388,431)	250,831	458,297	(973,433)	(515,136)
PIMCO Total Return Portfolio – Advisor Class	990,204	(1,290,631)	(300,427)	1,570,151	(2,084,844)	(514,693)
Rydex VT Inverse Government Long Bond Strategy Fund	13,393	(18,479)	(5,086)	30,854	(32,402)	(1,548)
Rydex VT Nova Fund	11,628	(12,635)	(1,007)	10,308	(11,208)	(900)
SA Wellington Capital Appreciation Portfolio – Class 1	8	(83)	(75)	325	(1,037)	(712)
SA Wellington Government and Quality Bond Portfolio – Class 1	-	(227)	(227)	-	(775)	(775)
SA Wellington Growth and Income Portfolio – Class 1	22	(47)	(25)	27	(50)	(23)
SA Wellington Growth Portfolio – Class 1	6	(1,347)	(1,341)	7	(897)	(890)
SA BlackRock Multi-Asset Income Portfolio – Class 1	23	(140)	(117)	25	(140)	(115)
SA Wellington Natural Resources Portfolio – Class 1	14	(51)	(37)	18	(891)	(873)
Templeton Developing Markets VIP Fund – Class 2	373,439	(452,966)	(79,527)	441,929	(706,334)	(264,405)
Templeton Foreign VIP Fund – Class 2	1,028,559	(1,712,203)	(683,644)	1,789,861	(2,173,731)	(383,870)
Templeton Growth VIP Fund – Class 2	508,903	(1,043,675)	(534,772)	1,231,271	(1,724,167)	(492,896)
Touchstone Balanced Fund	95,476	(111,404)	(15,928)	362,871	(317,624)	45,247
Touchstone Bond Fund	207,553	(289,285)	(81,732)	346,221	(669,935)	(323,714)
Touchstone Common Stock Fund	724,346	(704,403)	19,943	1,066,795	(1,370,409)	(303,614)
Touchstone Small Company Fund	280,812	(400,760)	(119,948)	1,251,899	(1,008,845)	243,054

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2017			For the period ended December 31, 2016
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Virtus Duff & Phelps International Series – Class A Shares	1,309,273	(1,973,341)	(664,068)	2,796,607	(4,327,965)	(1,531,358)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	393,995	(652,060)	(258,065)	636,533	(897,350)	(260,817)
Virtus KAR Capital Growth Series – Class A Shares	1,316,194	(2,982,062)	(1,665,868)	4,527,513	(6,018,479)	(1,490,966)
Virtus KAR Small-Cap Growth Series – Class A Shares	862,901	(1,468,998)	(606,097)	1,914,440	(2,664,425)	(749,985)
Virtus KAR Small-Cap Value Series – Class A Shares	1,183,304	(2,228,201)	(1,044,897)	2,170,370	(3,008,276)	(837,906)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	836,433	(1,270,329)	(433,896)	1,474,253	(2,054,961)	(580,708)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	3,266,560	(5,365,101)	(2,098,541)	5,832,885	(8,374,994)	(2,542,109)
Virtus Strategic Allocation Series – Class A Shares	439,580	(960,802)	(521,222)	1,696,768	(2,314,285)	(617,517)
Wanger International	579,112	(1,211,038)	(631,926)	1,262,945	(1,918,882)	(655,937)
Wanger Select	264,626	(373,200)	(108,574)	556,850	(932,665)	(375,815)
Wanger USA	650,418	(1,445,163)	(794,745)	2,075,754	(2,861,518)	(785,764)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2017, 2016, 2015, 2014, and 2013 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2017	2,926	2.29	to	3.66	7,182	0.16%	-	to	0.80%	30.04%	to	31.08%
2016	3,208	1.76	to	2.79	5,996	0.18%	-	to	0.80%	(0.30%)	to	0.50%
2015	3,635	1.77	to	2.78	6,745	0.08%	-	to	0.80%	5.34%	to	6.19%
2014	3,975	1.68	to	2.61	6,953	0.09%	-	to	0.80%	12.84%	to	13.75%
2013 ‡	4,645	1.49	to	2.30	7,219	0.36%	-	to	0.80%	34.11%	to	35.19%
SA Wellington Multi-Asset Income Portfolio – Class 1
2017	22	88.28	to	85.30	1,877	0.27%	0.45%	to	0.60%	15.64%	to	15.81%
2016	22	73.66	to	76.34	1,650	1.87%	0.45%	to	0.60%	1.16%	to	1.31%
2015	23	72.70	to	75.46	1,689	3.02%	0.45%	to	0.60%	0.60%†	to	0.75%†
2014	24	75.01	to	72.16	1,735	0.39%	0.45%	to	0.60%	4.40%	to	4.56%
2013	26	69.01	to	71.85	1,785	2.34%	0.45%	to	0.60%	18.91%†	to	19.09%†
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2017	1,409	2.53	to	2.73	3,657	0.71%	-	to	0.80%	14.97%	to	15.89%
2016 ‡	1,618	2.20	to	2.36	3,629	0.48%	-	to	0.80%	19.31%	to	20.27%
2015	1,649	1.84	to	1.96	3,081	0.09%	-	to	0.80%	(3.46%)	to	(2.68%)
2014	1,536	1.91	to	2.02	2,962	1.16%	-	to	0.80%	8.38%	to	9.25%
2013 ‡	1,283	1.76	to	1.84	2,274	1.05%	-	to	0.80%	31.76%	to	32.82%
Deutsche Equity 500 Index VIP – Class A
2017	10,731	2.89	to	3.29	32,546	1.78%	-	to	0.80%	20.56%	to	21.53%
2016 ‡	11,420	2.40	to	2.71	28,482	1.69%	-	to	0.80%	10.72%	to	11.61%
2015	19,849	2.17	to	2.43	45,891	1.64%	-	to	0.80%	0.32%	to	1.13%
2014	20,726	2.16	to	2.40	47,389	1.83%	-	to	0.80%	12.48%	to	13.39%
2013 ‡	20,520	1.92	to	2.12	41,616	1.77%	-	to	0.80%	30.87%	to	31.93%
Deutsche Small Cap Index VIP – Class A
2017	671	2.33	to	2.52	1,613	1.01%	-	to	0.80%	13.42%	to	14.33%
2016	873	2.06	to	2.21	1,830	1.00%	-	to	0.80%	20.06%	to	21.03%
2015	981	1.71	to	1.82	1,699	1.07%	-	to	0.80%	(5.36%)	to	(4.60%)
2014	1,038	1.81	to	1.91	1,891	0.85%	-	to	0.80%	3.90%	to	4.74%
2013 ‡	653	1.74	to	1.83	1,148	1.47%	-	to	0.80%	37.53%	to	38.64%
Federated Fund for U.S. Government Securities II
2017	7,717	1.80	to	1.92	14,317	2.43%	-	to	0.80%	1.11%	to	1.92%
2016	8,535	1.78	to	1.89	15,545	2.56%	-	to	0.80%	0.80%	to	1.61%
2015 ‡	9,344	1.77	to	1.86	16,790	2.75%	-	to	0.80%	(0.29%)	to	0.52%
2014	9,864	1.77	to	1.85	17,680	2.99%	-	to	0.80%	3.78%	to	4.62%
2013	10,122	1.71	to	1.77	17,445	3.42%	-	to	0.80%	(2.83%)	to	(2.05%)
Federated Government Money Fund II - Service Shares
2017	24,010	0.94	to	1.00	23,294	0.30%	-	to	0.80%	(0.48%)	to	0.31%
2016 ‡	31,462	0.95	to	1.00	30,429	0.00%*	-	to	0.80%	(0.80%)	to	-
2015 ‡	25,395	0.95	to	1.00	24,612	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
2014	26,117	0.96	to	1.00	25,310	-	-	to	0.80%	(0.80%)	to	-
2013 ‡	30,973	0.97	to	1.00	30,128	-	-	to	0.80%	(0.79%)	to	-

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Federated High Income Bond Fund II – Primary Shares
2017	2,131	2.64	to	3.30	5,859	6.72%	-	to	0.80%	6.09%	to	6.94%
2016 ‡	2,327	2.48	to	3.08	5,993	6.42%	-	to	0.80%	13.90%	to	14.82%
2015	2,911	2.18	to	2.68	6,533	5.73%	-	to	0.80%	(3.35%)	to	(2.57%)
2014	3,324	2.26	to	2.76	7,671	5.79%	-	to	0.80%	1.87%	to	2.69%
2013 ‡	3,450	2.22	to	2.68	7,804	7.11%	-	to	0.80%	6.13%	to	6.99%
Fidelity ® VIP Contrafund® Portfolio – Service Class
2017	12,431	2.90	to	4.02	37,961	0.89%	-	to	0.80%	20.79%	to	21.76%
2016	13,394	2.40	to	3.30	33,626	0.68%	-	to	0.80%	7.05%	to	7.91%
2015	15,769	2.24	to	3.06	36,795	0.91%	-	to	0.80%	(0.25%)	to	0.56%
2014	17,799	2.25	to	3.05	41,384	0.82%	-	to	0.80%	10.92%	to	11.82%
2013	20,497	2.02	to	2.72	42,651	0.96%	-	to	0.80%	30.10%	to	31.14%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2017	4,580	2.11	to	3.16	9,952	0.20%	-	to	0.80%	33.33%	to	34.40%
2016 ‡	5,188	1.59	to	2.35	8,439	0.23%	-	to	0.80%	(0.55%)	to	(0.25%)
2015	6,212	1.59	to	2.34	10,152	0.06%	-	to	0.80%	4.64%	to	5.48%
2014	7,306	1.52	to	2.22	11,375	0.11%	-	to	0.80%	11.21%	to	12.10%
2013	7,695	1.37	to	1.98	10,764	0.20%	-	to	0.80%	36.68%	to	37.78%
Fidelity ® VIP Growth Portfolio – Service Class
2017	6,515	1.74	to	2.32	12,019	0.12%	-	to	0.80%	33.92%	to	35.00%
2016	6,990	1.30	to	1.72	9,561	-	-	to	0.80%	(0.09%)	to	0.71%
2015	8,711	1.30	to	1.71	11,790	0.16%	-	to	0.80%	6.20%	to	7.05%
2014	8,451	1.23	to	1.59	10,741	0.09%	-	to	0.80%	10.30%	to	11.19%
2013	8,864	1.11	to	1.43	10,249	0.19%	-	to	0.80%	35.11%	to	36.20%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2017	5,900	1.47	to	1.60	9,114	2.39%	-	to	0.80%	3.33%	to	4.16%
2016	5,581	1.42	to	1.54	8,285	2.25%	-	to	0.80%	3.79%	to	4.63%
2015 ‡	5,630	1.37	to	1.47	7,977	2.50%	-	to	0.80%	(1.50%)	to	(0.71%)
2014	5,692	1.39	to	1.48	8,138	2.46%	-	to	0.80%	4.91%	to	5.75%
2013 ‡	4,917	1.32	to	1.40	6,691	2.28%	-	to	0.80%	(2.67%)	to	(1.89%)
Franklin Income VIP Fund – Class 2
2017	2,329	1.82	to	2.00	4,321	4.13%	-	to	0.80%	8.80%	to	9.67%
2016	2,475	1.67	to	1.82	4,198	4.99%	-	to	0.80%	13.11%	to	14.02%
2015	2,841	1.48	to	1.60	4,234	4.77%	-	to	0.80%	(7.80%)	to	(7.05%)
2014	3,565	1.60	to	1.72	5,738	4.89%	-	to	0.80%	3.78%	to	4.62%
2013 ‡	3,350	1.54	to	1.64	5,183	6.30%	-	to	0.80%	13.03%	to	13.94%
Franklin Mutual Shares VIP Fund – Class 2
2017	4,954	3.10	to	2.80	15,466	2.17%	-	to	0.80%	7.48%	to	8.35%
2016 ‡	5,649	2.88	to	2.58	16,309	2.00%	-	to	0.80%	15.13%	to	16.06%
2015	6,667	2.50	to	2.23	16,627	3.09%	-	to	0.80%	(5.70%)	to	(4.94%)
2014 ‡	7,349	2.65	to	2.34	19,354	1.98%	-	to	0.80%	6.26%	to	7.12%
2013 ‡	8,067	2.50	to	2.18	19,958	2.07%	-	to	0.80%	27.24%	to	28.26%
Guggenheim VT Long Short Equity Fund
2017	99	2.06	to	2.31	208	0.36%	-	to	0.80%	13.94%	to	14.85%
2016 ‡	113	1.81	to	2.01	207	-	-	to	0.80%	(0.15%)	to	0.65%
2015	147	1.81	to	2.00	268	-	-	to	0.80%	0.45%	to	1.26%
2014 ‡	158	1.80	to	1.98	285	-	-	to	0.80%	1.97%	to	2.79%
2013	317	1.77	to	1.92	561	0.00%*	-	to	0.80%	16.52%	to	17.46%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. American Franchise Fund – Series I Shares
2017	3,074	1.95	to	2.05	6,110	0.08%	-	to	0.80%	26.33%	to	27.34%
2016	3,291	1.55	to	1.61	5,152	-	-	to	0.80%	1.45%	to	2.27%
2015	3,566	1.53	to	1.57	5,480	-	-	to	0.80%	4.17%	to	5.01%
2014	3,784	1.46	to	1.50	5,566	0.04%	-	to	0.80%	7.57%	to	8.44%
2013	4,000	1.36	to	1.38	5,457	0.44%	-	to	0.80%	39.02%	to	40.14%
Invesco V.I. Core Equity Fund – Series I Shares
2017	605	1.98	to	2.18	1,235	1.02%	-	to	0.80%	12.27%	to	13.17%
2016	657	1.76	to	1.92	1,184	0.76%	-	to	0.80%	9.38%	to	10.26%
2015	729	1.61	to	1.74	1,193	1.11%	-	to	0.80%	(6.52%)	to	(5.77%)
2014	870	1.73	to	1.85	1,516	0.75%	-	to	0.80%	7.28%	to	8.15%
2013	1,160	1.61	to	1.71	1,880	1.38%	-	to	0.80%	28.21%	to	29.25%
Invesco V.I. Equity and Income Fund – Series II Shares
2017	988	2.02	to	2.21	2,048	1.43%	-	to	0.80%	9.90%	to	10.78%
2016	986	1.83	to	2.00	1,846	1.58%	-	to	0.80%	13.92%	to	14.83%
2015	1,075	1.61	to	1.74	1,761	2.44%	-	to	0.80%	(3.36%)	to	(2.59%)
2014	997	1.67	to	1.79	1,681	1.70%	-	to	0.80%	7.90%	to	8.77%
2013 ‡	874	1.54	to	1.64	1,360	1.50%	-	to	0.80%	23.89%	to	24.88%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2017	951	2.23	to	2.48	2,172	0.53%	-	to	0.80%	14.00%	to	14.92%
2016 ‡	1,018	1.96	to	2.16	2,026	0.08%	-	to	0.80%	12.53%	to	13.43%
2015	1,090	1.74	to	1.90	1,917	0.34%	-	to	0.80%	(4.80%)	to	(4.03%)
2014	1,212	1.83	to	1.98	2,234	0.04%	-	to	0.80%	3.60%	to	4.43%
2013 ‡	1,338	1.76	to	1.90	2,376	0.71%	-	to	0.80%	27.78%	to	28.81%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2017	369	2.49	to	2.76	940	0.36%	-	to	0.80%	13.04%	to	13.95%
2016 ‡	382	2.21	to	2.42	855	-	-	to	0.80%	14.86%	to	15.78%
2015	390	1.92	to	2.09	759	-	-	to	0.80%	(3.16%)	to	(2.38%)
2014	539	1.98	to	2.15	1,080	-	-	to	0.80%	10.14%	to	11.03%
2013 ‡	896	1.80	to	1.93	1,621	-	-	to	0.80%	34.00%	to	35.08%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2017	1,531	2.15	to	2.38	3,384	4.05%	-	to	0.80%	8.34%	to	9.21%
2016	1,694	1.98	to	2.18	3,434	4.40%	-	to	0.80%	11.24%	to	12.13%
2015 ‡	1,935	1.78	to	1.94	3,500	3.94%	-	to	0.80%	(2.32%)	to	(1.53%)
2014 ‡	2,056	1.83	to	1.97	3,790	4.55%	-	to	0.80%	3.51%	to	4.35%
2013 ‡	2,248	1.76	to	1.89	3,991	4.56%	-	to	0.80%	7.31%	to	8.17%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2017	6,236	2.04	to	2.26	13,059	1.33%	-	to	0.80%	12.48%	to	13.38%
2016	6,891	1.82	to	2.00	12,762	1.49%	-	to	0.80%	16.18%	to	17.11%
2015	7,792	1.56	to	1.71	12,357	1.21%	-	to	0.80%	(3.64%)	to	(2.86%)
2014 ‡	8,257	1.62	to	1.76	13,536	0.69%	-	to	0.80%	6.79%	to	7.65%
2013	9,083	1.52	to	1.63	13,904	0.57%	-	to	0.80%	34.81%	to	35.90%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2017	2,622	2.05	to	2.27	5,524	0.60%	-	to	0.80%	5.98%	to	6.83%
2016 ‡	2,834	1.93	to	2.12	5,598	0.50%	-	to	0.80%	15.47%	to	16.39%
2015	3,267	1.67	to	1.83	5,561	0.57%	-	to	0.80%	(4.56%)	to	(3.79%)
2014	3,434	1.75	to	1.90	6,098	0.44%	-	to	0.80%	10.64%	to	11.53%
2013 ‡	3,788	1.59	to	1.70	6,061	0.44%	-	to	0.80%	29.28%	to	30.32%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2017 ‡	1,637	1.61	to	1.82	2,867	1.13%	-	to	0.80%	11.57%	to	19.80%
2016	1,866	1.44	to	1.52	2,739	1.29%	-	to	0.80%	10.32%	to	11.21%
2015	1,828	1.31	to	1.36	2,421	1.22%	-	to	0.80%	(3.61%)	to	(2.83%)
2014 ‡	1,682	1.36	to	1.40	2,298	0.99%	-	to	0.80%	3.64%	to	4.47%
2013	1,931	1.31	to	1.34	2,537	1.13%	-	to	0.80%	17.17%	to	18.12%
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2017	4,767	1.50	to	1.58	7,278	1.68%	-	to	0.80%	12.43%	to	13.33%
2016	4,836	1.33	to	1.40	6,532	1.73%	-	to	0.80%	7.61%	to	8.48%
2015	4,973	1.24	to	1.29	6,211	1.49%	-	to	0.80%	(3.00%)	to	(2.22%)
2014 ‡	4,770	1.27	to	1.32	6,097	1.18%	-	to	0.80%	3.67%	to	4.51%
2013	5,027	1.23	to	1.26	6,187	1.27%	-	to	0.80%	10.97%	to	11.86%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2017	4,265	1.64	to	1.73	7,101	1.41%	-	to	0.80%	16.36%	to	17.30%
2016	4,010	1.41	to	1.48	5,717	1.59%	-	to	0.80%	8.82%	to	9.69%
2015	3,753	1.29	to	1.35	4,898	1.26%	-	to	0.80%	(3.29%)	to	(2.51%)
2014	4,158	1.34	to	1.38	5,589	0.93%	-	to	0.80%	3.74%	to	4.57%
2013 ‡	6,280	1.29	to	1.32	8,119	1.26%	-	to	0.80%	15.61%	to	16.55%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2017	2,199	1.33	to	1.41	2,996	1.57%	-	to	0.80%	9.06%	to	9.94%
2016	3,033	1.22	to	1.28	3,745	1.62%	-	to	0.80%	5.52%	to	6.37%
2015	3,493	1.16	to	1.20	4,062	1.45%	-	to	0.80%	(2.46%)	to	(1.68%)
2014	3,827	1.18	to	1.23	4,544	1.10%	-	to	0.80%	2.48%	to	3.30%
2013 ‡	4,183	1.16	to	1.19	4,841	1.31%	-	to	0.80%	6.47%	to	7.33%
Neuberger Berman AMT Guardian Portfolio – S Class
2017 ‡	1,568	2.13	to	2.33	3,383	0.28%	-	to	0.80%	23.74%	to	24.73%
2016 ‡	1,658	1.72	to	1.87	2,883	0.39%	-	to	0.80%	7.88%	to	8.74%
2015 ‡	1,773	1.59	to	1.72	2,851	0.45%	-	to	0.80%	(5.88%)	to	(5.12%)
2014	2,032	1.69	to	1.81	3,461	0.25%	-	to	0.80%	8.02%	to	8.89%
2013 ‡	2,491	1.57	to	1.67	3,920	0.73%	-	to	0.80%	37.50%	to	38.61%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2017 ‡	284	1.24	to	1.26	354	-	-	to	0.80%	23.57%	to	24.56%
2016	315	1.00	to	1.01	316	-	-	to	0.80%	3.33%	to	4.16%
2015 ‡, 5	490	0.97	to	0.97	475	-	-	to	0.80%	(3.04%)	to	(2.91%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2017	864	1.94	to	2.13	1,739	0.01%	-	to	0.80%	25.49%	to	26.50%
2016	949	1.54	to	1.68	1,504	0.13%	-	to	0.80%	(3.21%)	to	(2.43%)
2015 ‡	506	1.59	to	1.72	830	-	-	to	0.80%	2.44%	to	3.27%
2014 ‡	554	1.56	to	1.67	880	0.19%	-	to	0.80%	14.21%	to	15.13%
2013	559	1.36	to	1.45	773	0.71%	-	to	0.80%	28.39%	to	29.43%
Oppenheimer Global Fund/VA – Service Shares
2017	1,171	2.02	to	2.21	2,427	0.73%	-	to	0.80%	35.23%	to	36.32%
2016 ‡	1,087	1.49	to	1.62	1,656	0.81%	-	to	0.80%	(0.95%)	to	(0.16%)
2015	1,385	1.51	to	1.63	2,119	1.08%	-	to	0.80%	2.84%	to	3.67%
2014	1,403	1.46	to	1.57	2,074	0.89%	-	to	0.80%	1.24%	to	2.06%
2013 ‡, 4	1,333	1.45	to	1.54	1,939	1.07%	-	to	0.80%	25.97%	to	26.99%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2017 ‡	1,700	2.14	to	2.64	3,708	0.64%	-	to	0.80%	13.00%	to	13.91%
2016	1,841	1.90	to	2.31	3,542	0.25%	-	to	0.80%	16.73%	to	17.67%
2015	2,071	1.62	to	1.97	3,402	0.63%	-	to	0.80%	(6.85%)	to	(6.09%)
2014	2,316	1.74	to	2.09	4,066	0.66%	-	to	0.80%	10.76%	to	11.65%
2013 ‡	2,571	1.57	to	1.88	4,066	0.68%	-	to	0.80%	39.50%	to	40.62%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2017	3,134	0.63	to	0.69	1,990	10.90%	-	to	0.80%	1.23%	to	2.05%
2016	3,179	0.62	to	0.67	1,986	1.01%	-	to	0.80%	13.96%	to	14.87%
2015 ‡	3,461	0.54	to	0.59	1,894	4.49%	-	to	0.80%	(26.26%)	to	(25.66%)
2014	3,301	0.73	to	0.79	2,438	0.26%	-	to	0.80%	(19.27%)	to	(18.62%)
2013 ‡	3,023	0.91	to	0.97	2,758	1.78%	-	to	0.80%	(15.40%)	to	(14.71%)
PIMCO Real Return Portfolio – Advisor Class
2017	1,436	1.46	to	1.61	2,166	2.30%	-	to	0.80%	2.72%	to	3.55%
2016 ‡	1,185	1.42	to	1.55	1,724	2.01%	-	to	0.80%	4.25%	to	5.09%
2015 ‡	1,700	1.37	to	1.32	2,380	3.75%	-	to	0.80%	(3.58%)	to	(2.80%)
2014 ‡	2,022	1.42	to	1.52	2,910	1.27%	-	to	0.80%	2.16%	to	2.99%
2013 ‡	2,784	1.39	to	1.47	3,888	1.84%	-	to	0.80%	(10.03%)	to	(9.31%)
PIMCO Total Return Portfolio – Advisor Class
2017 ‡	3,779	1.66	to	1.82	6,459	1.92%	-	to	0.80%	3.97%	to	4.81%
2016 ‡	4,079	1.59	to	1.74	6,652	1.98%	-	to	0.80%	1.76%	to	2.57%
2015	4,594	1.57	to	1.69	7,307	4.84%	-	to	0.80%	(0.45%)	to	0.35%
2014 ‡	4,661	1.57	to	1.69	7,398	2.03%	-	to	0.80%	3.34%	to	4.17%
2013 ‡	6,372	1.52	to	1.62	9,781	2.09%	-	to	0.80%	(2.84%)	to	(2.06%)
Rydex VT Inverse Government Long Bond Strategy Fund
2017	75	0.30	to	0.33	23	-	-	to	0.80%	(9.61%)	to	(8.89%)
2016 ‡	81	0.33	to	0.36	27	-	-	to	0.80%	(3.72%)	to	(2.94%)
2015 ‡	82	0.34	to	0.38	29	-	-	to	0.80%	(2.01%)	to	(1.22%)
2014	97	0.35	to	0.38	35	-	-	to	0.80%	(25.51%)	to	(24.91%)
2013	110	0.46	to	0.51	53	-	-	to	0.80%	14.34%	to	15.26%
Rydex VT Nova Fund
2017	45	3.74	to	3.88	172	0.05%	0.25%	to	0.80%	30.73%	to	31.45%
2016	46	2.86	to	2.96	133	-	0.25%	to	0.80%	14.79%	to	15.43%
2015 ‡	47	2.49	to	2.56	118	-	0.25%	to	0.80%	(1.51%)	to	(0.97%)
2014	57	2.53	to	2.78	145	0.07%	-	to	0.80%	17.64%	to	18.59%
2013	84	2.15	to	2.34	181	0.10%	-	to	0.80%	47.80%	to	48.99%
SA Wellington Capital Appreciation Portfolio – Class 1
2017	12	342.52	to	325.46	3,918	-	0.45%	to	0.60%	31.99%	to	32.18%
2016	12	246.21	to	259.51	2,982	-	0.45%	to	0.60%	1.37%	to	1.53%
2015	13	242.51	to	256.00	3,110	-	0.45%	to	0.60%	8.08%†	to	8.24%†
2014	18	236.86	to	224.05	4,060	-	0.45%	to	0.60%	14.55%	to	14.72%
2013	19	206.78	to	195.29	3,759	-	0.45%	to	0.60%	35.00%	to	35.21%
SA Wellington Government and Quality Bond Portfolio – Class 1
2017	5	42.93	to	63.35	326	1.83%	0.45%	to	0.60%	2.34%	to	2.50%
2016	5	41.95	to	61.81	332	1.37%	0.45%	to	0.60%	0.86%	to	1.01%
2015	6	41.59	to	61.19	375	1.41%	0.45%	to	0.60%	(0.06%)	to	0.09%
2014	7	41.62	to	61.13	435	1.72%	0.45%	to	0.60%	4.53%	to	4.69%
2013	9	39.81	to	58.39	540	2.43%	0.45%	to	0.60%	(2.68%)	to	(2.53%)

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
SA Wellington Growth and Income Portfolio – Class 1
2017	5	93.20	to	91.72	458	0.79%	0.45%	to	0.60%	23.20%	to	23.39%
2016	5	74.33	to	75.65	373	0.80%	0.45%	to	0.60%	6.45%	to	6.61%
2015	5	69.72	to	71.06	352	0.46%	0.45%	to	0.60%	4.23%†	to	4.38%†
2014	5	68.18	to	66.79	351	0.48%	0.45%	to	0.60%	12.79%	to	12.96%
2013	5	60.45	to	59.13	317	0.27%	0.45%	to	0.60%	31.65%	to	31.85%
SA Wellington Growth Portfolio – Class 1
2017	9	133.81	to	205.12	1,890	1.16%	0.45%	to	0.60%	19.06%	to	19.24%
2016	11	112.39	to	172.02	1,816	1.03%	0.45%	to	0.60%	6.76%	to	6.92%
2015	12	105.28	to	160.89	1,842	0.63%	0.45%	to	0.60%	(0.45%)	to	(0.30%)
2014	12	105.75	to	161.37	1,860	0.57%	0.45%	to	0.60%	6.80%	to	6.97%
2013	12	99.01	to	150.86	1,826	0.80%	0.45%	to	0.60%	34.36%	to	34.57%
SA BlackRock Multi-Asset Income Portfolio – Class 1
2017	20	66.57	to	67.42	1,371	2.08%	0.45%	to	0.60%	5.74%	to	5.90%
2016	20	62.95	to	63.66	1,303	3.36%	0.45%	to	0.60%	5.90%	to	6.06%
2015	21	59.45	to	60.02	1,235	0.81%	0.45%	to	0.60%	(5.06%)	to	(4.92%)
2014	23	62.62	to	63.13	1,483	0.96%	0.45%	to	0.60%	8.97%	to	9.13%
2013	25	57.85	to	57.46	1,428	1.04%	0.45%	to	0.60%	17.07%†	to	17.24%†
SA Wellington Natural Resources Portfolio – Class 1
2017	3	85.80	to	91.52	232	2.63%	0.45%	to	0.60%	14.36%	to	14.54%
2016	3	75.02	to	79.90	205	4.24%	0.45%	to	0.60%	29.18%	to	29.38%
2015	3	58.08	to	61.76	213	1.54%	0.45%	to	0.60%	(21.87%)	to	(21.75%)
2014	4	74.33	to	78.92	297	1.08%	0.45%	to	0.60%	(19.02%)	to	(18.90%)
2013	4	91.79	to	97.31	377	0.92%	0.45%	to	0.60%	5.16%	to	5.32%
Templeton Developing Markets VIP Fund – Class 2
2017	1,204	3.83	to	4.12	4,731	1.00%	-	to	0.80%	39.29%	to	40.41%
2016 ‡	1,283	2.75	to	2.93	3,596	0.83%	-	to	0.80%	16.50%	to	17.44%
2015 ‡	1,548	2.36	to	2.50	3,706	2.08%	-	to	0.80%	(20.25%)	to	(19.60%)
2014 ‡	1,657	2.96	to	3.11	4,950	1.50%	-	to	0.80%	(9.12%)	to	(8.39%)
2013 ‡	1,699	3.26	to	3.39	5,556	1.94%	-	to	0.80%	(1.71%)	to	(0.92%)
Templeton Foreign VIP Fund – Class 2
2017	4,187	1.98	to	2.08	8,859	2.61%	-	to	0.80%	15.76%	to	16.69%
2016 ‡	4,871	1.71	to	1.78	8,850	1.93%	-	to	0.80%	6.32%	to	7.17%
2015	5,255	1.61	to	1.67	8,906	3.20%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	5,996	1.74	to	1.78	10,918	1.84%	-	to	0.80%	(11.84%)	to	(11.13%)
2013 ‡	6,146	1.97	to	2.00	12,642	2.38%	-	to	0.80%	21.99%	to	22.97%
Templeton Growth VIP Fund – Class 2
2017	3,040	2.79	to	2.38	8,511	1.66%	-	to	0.80%	17.56%	to	18.50%
2016	3,575	2.37	to	2.01	8,466	2.06%	-	to	0.80%	8.75%	to	9.62%
2015	4,068	2.18	to	1.83	8,800	2.61%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	4,308	2.35	to	1.96	9,997	1.36%	-	to	0.80%	(3.59%)	to	(2.81%)
2013 ‡	4,572	2.44	to	2.01	10,964	2.67%	-	to	0.80%	29.77%	to	30.82%
Touchstone Balanced Fund
2017	496	1.77	to	1.84	898	-	0.25%	to	0.80%	13.15%	to	13.77%
2016	512	1.57	to	1.62	817	1.48%	0.25%	to	0.80%	6.56%	to	7.15%
2015	467	1.47	to	1.51	693	1.88%	0.25%	to	0.80%	(0.77%)	to	(0.22%)
2014 ‡	400	1.48	to	1.51	596	1.55%	0.25%	to	0.80%	6.95%	to	7.54%
2013	476	1.39	to	1.46	661	1.60%	-	to	0.80%	17.93%	to	18.88%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Touchstone Bond Fund
2017	1,013	1.42	to	1.54	1,458	-	-	to	0.80%	2.84%	to	3.67%
2016	1,095	1.38	to	1.49	1,528	1.97%	-	to	0.80%	0.01%	to	0.81%
2015 ‡	1,418	1.38	to	1.47	1,974	3.01%	-	to	0.80%	(2.08%)	to	(1.29%)
2014 ‡	2,027	1.41	to	1.49	2,876	3.52%	-	to	0.80%	3.18%	to	4.01%
2013 ‡	1,152	1.36	to	1.43	1,578	3.19%	-	to	0.80%	(1.13%)	to	(0.33%)
Touchstone Common Stock Fund
2017	3,279	2.17	to	2.48	7,242	0.01%	-	to	0.80%	20.53%	to	21.50%
2016 ‡	3,259	1.80	to	2.04	5,946	1.66%	-	to	0.80%	10.37%	to	11.26%
2015 ‡	3,563	1.63	to	1.83	5,867	2.63%	-	to	0.80%	(0.61%)	to	0.19%
2014	4,001	1.64	to	1.83	6,600	1.67%	-	to	0.80%	9.46%	to	10.34%
2013 ‡	4,420	1.50	to	1.66	6,645	1.54%	-	to	0.80%	30.67%	to	31.73%
Touchstone Small Company Fund
2017	1,413	2.31	to	2.75	3,343	0.06%	-	to	0.80%	18.17%	to	19.12%
2016	1,533	1.95	to	2.31	3,051	0.07%	-	to	0.80%	19.27%	to	20.23%
2015 ‡	1,289	1.64	to	1.92	2,132	-	-	to	0.80%	(2.13%)	to	(1.34%)
2014	1,386	1.67	to	1.95	2,332	0.52%	-	to	0.80%	5.83%	to	6.68%
2013 ‡	1,308	1.58	to	1.83	2,076	0.13%	-	to	0.80%	33.64%	to	34.72%
Virtus Duff & Phelps International Series – Class A Shares
2017	8,768	4.38	to	2.10	37,580	1.57%	-	to	0.80%	15.02%	to	15.95%
2016 ‡	9,432	3.81	to	1.81	35,078	0.75%	-	to	0.80%	(2.39%)	to	(1.61%)
2015 ‡	10,963	3.90	to	1.84	41,527	2.25%	-	to	0.80%	(11.20%)	to	(10.48%)
2014	11,696	4.40	to	2.06	49,722	3.74%	-	to	0.80%	(4.67%)	to	(3.90%)
2013	12,622	4.61	to	2.14	56,149	2.13%	-	to	0.80%	6.92%	to	7.78%
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2017	2,336	8.87	to	6.36	20,350	1.40%	-	to	0.80%	5.12%	to	5.97%
2016	2,594	8.44	to	6.01	21,374	1.79%	-	to	0.80%	5.97%	to	6.82%
2015	2,855	7.97	to	5.62	22,096	1.36%	-	to	0.80%	1.56%	to	2.38%
2014	3,230	7.84	to	5.49	24,552	1.14%	-	to	0.80%	30.57%	to	31.62%
2013 ‡	3,461	6.01	to	4.17	20,022	1.47%	-	to	0.80%	0.09%	to	0.90%
Virtus KAR Capital Growth Series – Class A Shares
2017	15,264	7.85	to	2.12	118,455	-	-	to	0.80%	34.99%	to	36.07%
2016	16,930	5.82	to	1.56	96,853	-	-	to	0.80%	(1.66%)	to	(0.86%)
2015	18,421	5.92	to	1.57	106,827	-	-	to	0.80%	8.38%	to	9.26%
2014	20,324	5.46	to	1.44	108,630	0.06%	-	to	0.80%	10.84%	to	11.73%
2013	21,980	4.92	to	1.29	105,694	0.33%	-	to	0.80%	28.40%	to	29.44%
Virtus KAR Small-Cap Growth Series – Class A Shares
2017	6,585	5.90	to	6.68	39,981	-	-	to	0.80%	39.73%	to	40.85%
2016	7,191	4.22	to	4.74	31,047	-	-	to	0.80%	24.92%	to	25.92%
2015	7,941	3.38	to	3.77	27,268	-	-	to	0.80%	(0.08%)	to	0.73%
2014	8,872	3.38	to	3.74	30,274	-	-	to	0.80%	4.66%	to	5.50%
2013 ‡	9,947	3.23	to	3.54	32,326	0.28%	-	to	0.80%	39.08%	to	40.20%
Virtus KAR Small-Cap Value Series – Class A Shares
2017	6,676	4.29	to	4.59	30,890	0.65%	-	to	0.80%	19.20%	to	20.16%
2016 ‡	7,721	3.60	to	3.82	29,780	1.98%	-	to	0.80%	25.53%	to	26.54%
2015 ‡	8,559	2.87	to	3.02	26,141	0.53%	-	to	0.80%	(2.15%)	to	(1.37%)
2014	9,380	2.93	to	3.06	29,147	0.60%	-	to	0.80%	1.02%	to	1.83%
2013 ‡	10,488	2.90	to	3.00	32,172	0.58%	-	to	0.80%	39.64%	to	40.77%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
2017	4,805	6.33	to	3.04	28,881	4.27%	-	to	0.80%	5.87%	to	6.72%
2016	5,239	5.98	to	2.85	29,656	4.44%	-	to	0.80%	8.42%	to	9.29%
2015	5,820	5.52	to	2.60	30,070	4.15%	-	to	0.80%	(2.05%)	to	(1.26%)
2014	6,286	5.63	to	2.64	33,049	4.78%	-	to	0.80%	1.09%	to	1.90%
2013	7,020	5.57	to	2.59	36,294	5.44%	-	to	0.80%	1.43%	to	2.25%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2017	18,903	2.55	to	2.73	50,994	1.58%	-	to	0.80%	21.98%	to	22.96%
2016	21,002	2.09	to	2.22	46,089	1.29%	-	to	0.80%	8.54%	to	9.41%
2015	23,544	1.93	to	2.03	47,231	0.86%	-	to	0.80%	(9.63%)	to	(8.91%)
2014	26,228	2.13	to	2.23	57,879	0.93%	-	to	0.80%	8.76%	to	9.64%
2013	28,925	1.96	to	2.04	58,422	0.85%	-	to	0.80%	30.75%	to	31.81%
Virtus Strategic Allocation Series – Class A Shares
2017	4,583	7.90	to	2.48	35,974	1.88%	-	to	0.80%	18.02%	to	18.97%
2016	5,104	6.70	to	2.08	33,879	1.66%	-	to	0.80%	0.02%	to	0.82%
2015	5,722	6.69	to	2.07	37,308	1.70%	-	to	0.80%	(6.14%)	to	(5.38%)
2014	6,245	7.13	to	2.18	43,300	2.13%	-	to	0.80%	6.65%	to	7.51%
2013	6,861	6.69	to	2.03	44,185	1.92%	-	to	0.80%	17.05%	to	17.99%
Wanger International
2017	4,186	6.72	to	4.49	28,118	1.20%	-	to	0.80%	31.85%	to	32.91%
2016 ‡	4,818	5.10	to	3.07	24,355	1.15%	-	to	0.80%	(2.19%)	to	(1.41%)
2015	5,474	5.21	to	3.12	28,145	1.44%	-	to	0.80%	(0.70%)	to	0.10%
2014	6,004	5.25	to	3.11	30,944	1.44%	-	to	0.80%	(5.17%)	to	(4.40%)
2013 ‡	6,578	5.53	to	3.26	35,584	2.62%	-	to	0.80%	21.39%	to	22.37%
Wanger Select
2017	1,697	4.94	to	4.92	9,464	0.18%	-	to	0.80%	25.66%	to	26.67%
2016	1,805	3.93	to	3.89	8,024	0.17%	-	to	0.80%	12.45%	to	13.36%
2015	2,181	3.50	to	3.43	8,563	0.01%	-	to	0.80%	(0.55%)	to	0.25%
2014	2,295	3.52	to	3.42	9,062	-	-	to	0.80%	2.32%	to	3.14%
2013 ‡	2,771	3.44	to	3.32	10,538	0.28%	-	to	0.80%	33.50%	to	34.58%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value [3] (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2017	6,235	6.53	to	4.89	41,434	-	-	to	0.80%	18.63%	to	19.58%
2016	7,029	5.51	to	4.09	39,114	-	-	to	0.80%	12.78%	to	13.69%
2015	7,815	4.88	to	3.60	38,303	-	-	to	0.80%	(1.40%)	to	(0.61%)
2014 ‡	8,833	4.95	to	3.62	43,603	-	-	to	0.80%	3.95%	to	4.78%
2013 ‡	9,934	4.76	to	3.45	46,982	0.14%	-	to	0.80%	32.68%	to	33.75%

*Amount is less than 500 Units, $500 in Net Assets or 0.005% of Total Return.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
†This represents a prior period number that has been revised due to an error. During the preparation of the 2016 financial statements, Phoenix Life discovered that the total return lowest range was incorrectly placed in the highest range and the highest range was incorrectly place in the lowest range for Anchor Series Trust Capital Appreciation Portfolio – Class 1 year 2015, Anchor Series Trust Growth and Income Portfolio – Class 1 year 2015, Anchor Series Trust Multi-Asset Portfolio – Class 1 year 2013, and Anchor Series Trust Strategic Multi-Asset Portfolio – Class 1 years 2015 and 2013.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of management fees assessed by the Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception February 20, 2013 to December 31, 2013.	[5]From inception November 2, 2015 to December 31, 2015.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
Phoenix LIfe and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. Phoenix Life is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
Phoenix Life makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix Life for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, Phoenix Life makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by Phoenix Life:

Plan	Admin Charge
Corporate Edge	$10
Estate Edge	$20 (face amounts up to $400,000)
$-.05 per $1000 of face amount (face amounts of $400,001 to $1,600,000)
80 (face amounts of greater than $1,600,000)
Estate Strategies	$7.50 plus $-.02 per $1,000 of face amount
Executive Benefit VUL	$10
ICAP+* (Policy years 1-8)	.55% of the daily net asset value of the sub-account on annual basis
ICAP+* (Policy years 8+)	.20% of the daily net asset value of the sub-account on annual basis
Joint Edge	$10
Phoenix Benefit Choice VUL	$7
Phoenix Executive VUL (08XVUL)	$20
Phoenix Executive VUL (V614)	$10
Flex Edge Success	$10
Flex Edge	$10
Individual Edge	$10
Joint Edge	$10
RSVP Variable Life	$5
The Phoenix Edge	$10
The Phoenix Edge SPVL	None
* ICAP maximum is on an annual basis

Contract Surrender Charge – In accordance with terms of the contracts, Phoenix charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by Phoenix Life:

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Corporate Edge	None
Estate Edge	9 year schedule – level for 6 years then decreasing to zero by year 10
Estate Strategies	5 year schedule – decreasing to zero by year 6
Executive Benefit VUL	None
ICAP +	Contingent Deferred Sales Charge - 8 year period, decreasing to zero in year 9
Joint Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Executive VUL (08XVUL)	None
Phoenix Executive VUL (V614)	None
Flex Edge Success	10 year schedule – level for 5 years then decreasing to zero by year 11
Flex Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Individual Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Joint Edge	10 year schedule
RSVP Variable Life	10 year period, level for 6 years and decreasing to zero by year 11
The Phoenix Edge	None, other than any unpaid policy charges in years 1-10
The Phoenix Edge SPVL	9 years, decreasing %, decreases to 0% in year 10

Cost of Insurance Charge – In accordance with terms of the contracts, Phoenix Life makes monthly deductions for costs of insurance to cover Phoenix Life’s anticipated mortality costs. Because a contract value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge (“M&E” Fees) – The mortality and expense risk charge is typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, Phoenix will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2017 and 2016 were $45,384,035 and $47,084,442, respectively.
B.    Optional Rider and Benefit Charges
Phoenix Life may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2017 was $3,388,867.
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for the various plans offered by Phoenix Life:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Corporate Edge and Phoenix Executive VUL		0.90%
Estate Edge (Years 1-15)	0.80%
Estate Edge (Years 16+)	0.25%
Estate Strategies	0.40%

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Executive Benefit VUL		0.90%
Flex Edge (Years 1-15)	0.80%
Flex Edge (Years 16+)	0.25%
Flex Edge Success (Years 1-15)	0.80%
Flex Edge Success (Years 16+)	0.25%
ICAP+ (Years 1-8)	0.60%
ICAP+ (Years 8+)	0.25%
Individual Edge (Year 1-15)	0.80%
Individual Edge (Years 16+)	0.25%
Joint Edge (Years 1 -15)	0.80%
Joint Edge (Years 16+)	0.25%
Phoenix Benefit Choice VUL (Years 1-20)		0.50%
Phoenix Benefit Choice VUL (Years 21+)		0.25%
Phoenix Express VUL	0.48%
Phoenix Joint Edge VUL (Years 1-20)		0.50%
Phoenix Joint Edge VUL (Years 21+)		0.25%
RSVP Variable Life	0.60%
The Phoenix Edge	0.50%
The Phoenix Edge - SPVL		0.80%
D.    Other Charges
Phoenix Life may deduct other charges depending on the policy terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
Phoenix Life intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of Phoenix and Phoenix Life and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
Effective June 7, 2016, Sentinel Variable Products Mid Cap Fund merged into surviving fund Sentinel Variable Products Small Company Fund.
B.    Liquidations
On April 29, 2016, the Wanger International Select Fund liquidated.
C.    Name Changes
Effective October 13, 2017, the Sentinel Variable Products Balanced Fund was renamed the Touchstone Balanced Fund.
Effective October 13, 2017, the Sentinel Variable Products Bond Fund was renamed the Touchstone Bond Fund.
Effective October 13, 2017, the Sentinel Variable Products Common Stock Fund was renamed the Touchstone Common Stock Fund.
Effective October 13, 2017, the Sentinel Variable Products Small Company Fund was renamed Touchstone Small Company Fund.
Effective October 9, 2017, the Anchor Series Trust Capital Appreciation Portfolio – Class 1 was renamed SA Wellington Capital Appreciation Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Government and Quality Bond Portfolio – Class 1 was renamed SA Wellington Government and Quality Bond Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Growth and Income Portfolio – Class 1 was renamed SA Wellington Growth and Income Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Growth Portfolio – Class 1 was renamed SA Wellington Growth Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1 was renamed the SA Wellington Multi-Asset Income Portfolio - Class 1.
Effective October 9, 2017, the Anchor Series Trust Natural Resources Portfolio – Class 1 was renamed SA Wellington Natural Resources Portfolio – Class 1.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.
Effective April 28, 2017, the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
Effective October 11, 2016, the Enhanced Core Equity Series - Class A Shares was renamed the Virtus Enhanced Core Equity Series - Class A Shares.
Effective April 30, 2016, the Federated Prime Money Fund II was renamed the Federated Government Money Fund II (Service Shares).
Effective April 30, 2016, the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio was renamed the Morningstar Aggressive Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Balanced ETF Asset Allocation Portfolio was renamed the Morningstar Balanced ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Growth ETF Asset Allocation Portfolio was renamed the Morningstar Growth ETF Asset Allocation Portfolio.
Effective April 30, 2016, the Ibbotson Income and Growth ETF Asset Allocation Portfolio was renamed the Morningstar Income and Growth ETF Asset Allocation Portfolio.
Effective January 12, 2015 the Anchor Series Trust Multi-Asset Portfolio was renamed the SA BlackRock Multi-Asset Income Portfolio.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Effective on or about January 1, 2016, portfolio advisors Neuberger Berman Management LLC (NBM) and portfolio subadvisors Neuberger Berman LLC (NB LLC) transferred rights and obligations to Neuberger Berman Fixed Income LLC (NBFI). These rights were consolidated under NBFI. NBFI was renamed Neuberger Berman Investment Advisers LLC (NBIA).
Effective January 1, 2016, ALPS Variable Investment Trust’s portfolio subadvisor, Ibbotson Associates, Inc, merged with and into Morningstar Associates, LLC. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 25, 2018. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Phoenix Life Insurance Company and
Contract Owners of the Phoenix Life Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Phoenix Life Variable Universal Life Account (the Separate Account) as of December 31, 2017, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or period in the three-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2017, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or period in the two-year period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of The Phoenix Companies, Inc.’s separate accounts since 2015.
Hartford, Connecticut
April 25, 2018

Appendix
Alger Capital Appreciation Portfolio - Class I-2 Shares
Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio - Class 1(1)
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
Deutsche Equity 500 Index VIP - Class A
Deutsche Small Cap Index VIP - Class A
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
SA Wellington Capital Appreciation Portfolio - Class 1(1)
SA Wellington Government and Quality Bond Portfolio - Class 1(1)
SA Wellington Growth and Income Portfolio - Class 1(1)
SA Wellington Growth Portfolio - Class 1(1)
SA Wellington Multi-Asset Income Portfolio - Class 1(1)
SA Wellington Natural Resources Portfolio - Class 1(1)
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
Touchstone Balanced Fund(1)
Touchstone Bond Fund(1)
Touchstone Common Stock Fund(1)
Touchstone Small Company Fund(1)
Virtus Duff & Phelps International Series - Class A Shares(1)
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares(1)
Virtus KAR Capital Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Growth Series - Class A Shares(1)
Virtus KAR Small-Cap Value Series - Class A Shares(1)
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares(1)
Virtus Rampart Enhanced Core Equity Series - Class A Shares(1)
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA
(1) See Note 1 to the financial statements for the former name of the sub-account.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Phoenix Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Phoenix Life Insurance Company
A member of The Phoenix Companies, Inc.
www.nsre.com/phoenix
OL4262 © 2017 The Phoenix Companies, Inc.	12-17